UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  April 30, 2023

Item 1. Report to Stockholders.

(a)

Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Semi-Annual Report

April 30, 2023

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund seeks to provide returns with moderate volatility, lower drawdowns, and reduced correlation to the overall performance of bond and equity markets. The Fund employs a risk-controlled approach to liquid and diversified strategies. The Fund seeks to generate its return from three sources:

1.	Core Market Neutral: Employs approximately 20 industry-focused, differentiated strategies and aims to generate performance through security price dispersion instead of market direction.

2.	Growth: A pro-cyclical strategy typically offering directional exposure to the US equity markets.

3.	Defensive: Income-generating strategy created to provide high liquidity and capital preservation, typically offering exposure to US treasuries and corporate credit.

In the trailing 3-month period (Feb 01, 2023 – Apr 30, 2023), WEISX returned -1.77% net of fees while its benchmark, the Bloomberg US Corporate Bond Index returned 0.28%. Overall portfolio annualized volatility for the trailing 3 months was 8.92%.

In the trailing 3-month period, the Core Market Neutral component of WEISX produced gross returns of -1.68%, the Growth Component returned -2.51% gross and Defensive finished with returns of -0.1% gross. The current month end gross exposure weights across the three asset classes in the Fund are as follows: Growth Component 14.97%, Defensive Component 32.68% and the Core Market Neutral 52.34%.

For the time period detailed in this Semi-Annual report (Nov 01, 2022 – Apr 30, 2023), WEISX generated 5.36% on a trailing, 252-day volatility of 11.79%. The benchmark generated 9.21% with a volatility measure of 8.29%.

WEISX illustrated its effort to minimize volatility and preserve capital during periods of increased financial market instability. The Core Market Neutral component continues to contribute a return stream with low levels of correlation to other asset classes which complements the pro-cyclical Growth sleeve and the Defensive sleeve.

We continue to believe that market volatility will remain elevated throughout the year, making attractive risk-adjusted returns in fixed income very hard to come by. This environment is one that our Core Market Neutral managers have historically leaned into with success. As a result, we expect investment balances (e.g., leverage) to continue to increase in the coming quarters as managers take further advantage of the increased dispersion and alpha trading opportunities. The takeaway is that Weiss’ core focus on generating returns through dispersion highlights WEISX as a key potential investment consideration for investors worried about rising risk in their fixed income allocations.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

The Bloomberg US Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Indices do not reflect the same fees or expenses as the Fund, and the Fund may and will invest in different securities and trading strategies than those reflected in the indices. Index data is provided for reference purposes only and is not meant to imply the Fund will achieve performance correlated to that of an index. Indices are not available for direct investment.

Alpha measures the extent to which returns are generated above a market benchmark. Alpha is therefore a measure of excess return.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Gross performance is shown for illustrative purposes only and does not reflect the fees and expenses of an investment in the Fund.

Volatility/Standard Deviation is defined as a quantity calculated to indicate the extent of deviation for a group as a whole.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
April 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2022 to
	(4/30/2023)	(11/1/2022)	(4/30/2023)	4/30/2023)
Class K Actual(2)(3)	2.98%	$1,000.00	$1,053.60	$15.17
Class K Hypothetical
(5% annual return before expenses)(4)	2.98%	$1,000.00	$1,010.02	$14.85

Investor Class Actual(2)(3)	3.33%	$1,000.00	$1,050.80	$16.93
Investor Class Hypothetical
(5% annual return before expenses)(4)	3.33%	$1,000.00	$1,008.28	$16.58

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2022 through April 30, 2023, of 5.36% and 5.08% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.64 and $9.41, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.50 and $9.25, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2023

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of common stocks, exchange traded funds, contingent value rights, escrow notes, warrants, purchased options, short-term investments, long swap contracts, and long futures contracts as of April 30, 2023. Data expressed excludes securities sold short, written options, short swap contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, foreign currency exchange and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2023

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, and short swap contracts, as of April 30, 2023. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options and Schedule of Open Swap Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
April 30, 2023

	Shares	Value
COMMON STOCKS – 48.23%

Aerospace & Defense – 0.44%
Aerojet Rocketdyne Holdings, Inc. (a)	2,406	$135,722
Curtiss-Wright Corp.	285	48,402
Howmet Aerospace, Inc.	4,074	180,437
Maxar Technologies, Inc.	1,005	52,984
The Boeing Co. (a)	2,546	526,462
TransDigm Group, Inc. (a)	120	91,800
		1,035,807
Air Freight & Logistics – 0.49%
C.H. Robinson Worldwide, Inc.	1,229	123,969
FedEx Corp.	2,460	560,339
Forward Air Corp.	3	316
GXO Logistics, Inc. (a)	2,738	145,470
United Parcel Service, Inc., Class B	1,849	332,469
		1,162,563
Automobile Components – 0.11%
Autoliv, Inc.	2,687	230,571
Mobileye Global, Inc., Class A (a)	858	32,295
		262,866
Automobiles – 0.01%
General Motors Co.	1,109	36,641

Banks – 2.39%
Banner Corp.	2,271	113,368
Cadence Bank	2,726	55,120
Citigroup, Inc.	85	4,001
Citizens Financial Group, Inc.	30,432	941,566
Columbia Banking System, Inc.	15,069	321,874
Comerica, Inc.	6,095	264,340
ConnectOne Bancorp, Inc.	2,302	36,326
Cullen/Frost Bankers, Inc.	221	24,365
Fifth Third BanCorp	6,435	168,597
First BanCorp (b)	5,005	58,809
First Citizens BancShares, Inc., Class A	395	397,836
First Horizon National Corp.	21,181	371,727
ING Groep N.V. (b)	18,590	230,559
M&T Bank Corp. (g)	858	107,936
New York Community Bancorp, Inc.	20,338	217,413
PacWest Bancorp	6,435	65,315

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Banks – 2.39% (Continued)
Popular, Inc. (b)	5,162	$309,772
Texas Capital Bancshares, Inc. (a)	574	28,843
Truist Financial Corp.	12,727	414,646
UMB Financial Corp.	2,549	162,142
UniCredit SpA (b)	10,588	209,807
Valley National Bancorp (g)	31,890	299,128
Webster Financial Corp.	8,846	329,956
Wells Fargo & Co.	461	18,325
Western Alliance Bancorp	4,281	158,911
Wintrust Financial Corp.	4,933	337,269
		5,647,951
Beverages – 0.90%
Brown-Forman Corp., Class B	3,458	225,081
Carlsberg A/S, Class B (b)	595	98,471
Celsius Holdings, Inc. (a)	1,122	107,229
Coca-Cola Europacific Partners plc (b)	7,863	506,928
Constellation Brands, Inc., Class A	1,644	377,249
Keurig Dr. Pepper, Inc.	3,975	129,982
Molson Coors Beverage Co., Class B	1,415	84,164
The Coca-Cola Co.	9,319	597,814
		2,126,918
Biotechnology – 1.67%
89bio, Inc. (a)	3,135	50,097
AbbVie, Inc.	1,471	222,298
Aldeyra Therapeutics, Inc. (a)	1,698	16,182
Allakos, Inc. (a)	8,550	36,338
Alnylam Pharmaceuticals, Inc. (a)	28	5,578
Apellis Pharmaceuticals, Inc. (a)	520	43,384
Arcutis Biotherapeutics, Inc. (a)	1,440	19,930
Argenx S.E. – ADR (a)(b)	395	153,213
Astria Therapeutics, Inc. (a)	6,269	81,810
BELLUS Health, Inc. (a)(b)	4,834	70,045
Biogen, Inc. (a)	946	287,802
BioMarin Pharmaceutical, Inc. (a)	817	78,465
Bridgebio Pharma, Inc. (a)	1,488	21,606
Cerevel Therapeutics Holdings, Inc. (a)	3,400	98,736
Chinook Therapeutics, Inc. (a)	983	19,670
CSL Ltd. (b)	72	14,374
Cytokinetics, Inc. (a)	1,140	42,636
Dynavax Technologies Corp. (a)	566	5,892

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Biotechnology – 1.67% (Continued)
Eiger BioPharmaceuticals, Inc. (a)	1,556	$1,603
Exact Sciences Corp. (a)	114	7,304
Exelixis, Inc. (a)	8,888	162,650
Gilead Sciences, Inc.	1,225	100,707
Grifols S.A. (a)(b)	2,062	21,226
Heron Therapeutics, Inc. (a)	4,565	10,910
Horizon Therapeutics plc (a)(b)	4,594	510,669
Immunovant, Inc. (a)(g)	6,016	97,098
Incyte Corp. (a)	708	52,682
Insmed, Inc. (a)	3,861	75,290
IVERIC bio, Inc. (a)	4,823	158,628
Karuna Therapeutics, Inc. (a)	14	2,778
Karyopharm Therapeutics, Inc. (a)	1,131	4,049
Madrigal Pharmaceuticals, Inc. (a)	28	8,736
Merus N.V. (a)(b)	486	9,321
Morphic Holding, Inc. (a)	715	33,791
Natera, Inc. (a)	354	17,955
Prometheus Biosciences, Inc. (a)	1,039	201,514
Regeneron Pharmaceuticals, Inc. (a)	3	2,405
Rigel Pharmaceuticals, Inc. (a)	4,231	4,781
Roivant Sciences Ltd. (a)(b)	4,903	41,921
Sage Therapeutics, Inc. (a)	100	4,885
Sarepta Therapeutics, Inc. (a)	630	77,345
Seagen, Inc. (a)	673	134,600
SpringWorks Therapeutics, Inc. (a)	1,430	33,433
Travere Therapeutics, Inc. (a)	5,616	121,137
uniQure N.V. (a)(b)	759	14,732
United Therapeutics Corp. (a)	88	20,251
Vertex Pharmaceuticals, Inc. (a)	1,417	482,814
Viking Therapeutics, Inc. (a)	6,298	134,210
Viridian Therapeutics, Inc. (a)	3,266	91,546
Xenon Pharmaceuticals, Inc. (a)(b)	817	32,909
		3,941,936
Broadline Retail – 0.26%
Alibaba Group Holding Ltd. – ADR (a)(b)	2,117	179,289
Amazon.com, Inc. (a)(g)	3,991	420,851
Kohl’s Corp.	910	20,047
		620,187

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Building Products – 0.31%
Builders FirstSource, Inc. (a)	909	$86,146
Carrier Global Corp.	893	37,345
Fortune Brands Innovation, Inc.	429	27,752
Griffon Corp.	1,148	32,661
Johnson Controls International plc (b)	1,560	93,350
Lennox International, Inc.	200	56,382
Owens Corning	672	71,776
The AZEK Co., Inc. (a)	712	19,324
Trane Technologies plc (b)	1,421	264,036
Trex Co., Inc. (a)	885	48,374
		737,146
Capital Markets – 1.68%
Affiliated Managers Group, Inc.	286	41,293
AllianceBernstein Holding LP	11,408	398,824
Ameriprise Financial, Inc.	1,817	554,403
Ares Management Corp., Class A	520	45,547
Blackstone, Inc.	2,503	223,593
Cboe Global Markets, Inc.	3,470	484,759
Deutsche Boerse AG (b)	315	60,073
Federated Hermes, Inc.	1,453	60,140
Interactive Brokers Group, Inc., Class A	815	63,448
Intercontinental Exchange, Inc.	467	50,870
Invesco Ltd. (b)	18,876	323,346
Julius Baer Group Ltd. (b)	1,207	86,489
LPL Financial Holdings, Inc.	1,826	381,342
PJT Partners, Inc., Class A	841	57,835
Raymond James Financial, Inc.	483	43,726
Sculptor Capital Management, Inc.	5,056	42,116
SEI Investments Co.	1,859	109,514
State Street Corp.	2,868	207,242
StepStone Group, Inc., Class A	2,574	56,705
Stifel Financial Corp.	1,483	88,935
The Bank New York Mellon Corp.	10,559	449,708
The Goldman Sachs Group, Inc.	215	73,840
Virtus Investment Partners, Inc.	410	74,706
		3,978,454
Chemicals – 0.30%
Celanese Corp.	689	73,199
CF Industries Holdings, Inc.	543	38,868
DuPont de Nemours, Inc.	907	63,236

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Chemicals – 0.30% (Continued)
PPG Industries, Inc.	1,912	$268,177
The Chemours Co.	5,738	166,804
The Sherwin-Williams Co.	172	40,857
Sociedad Quimica y Minera de Chile S.A. – ADR (b)	998	67,345
		718,486
Commercial Services & Supplies – 0.32%
ACV Auctions, Inc., Class A (a)	18,965	247,114
Republic Services, Inc.	1,058	153,008
Waste Connections, Inc. (b)	2,531	352,189
		752,311
Communications Equipment – 1.44%
ADTRAN Holdings, Inc.	46,559	424,618
Arista Networks, Inc. (a)	332	53,173
Calix, Inc. (a)	19,448	888,774
Ciena Corp. (a)	16,067	739,725
CommScope Holding Co., Inc. (a)(g)	261,971	1,291,517
		3,397,807
Construction & Engineering – 0.15%
Fluor Corp. (a)	6,152	178,777
Quanta Services, Inc.	830	140,801
WillScot Mobile Mini Holdings Corp. (a)	775	35,185
		354,763
Construction Materials – 0.05%
Vulcan Materials Co.	677	118,556

Consumer Finance – 0.36%
Ally Financial, Inc.	6,356	167,671
Discover Financial Services	2,749	284,439
Encore Capital Group, Inc. (a)	1,706	87,654
FirstCash Holdings, Inc.	1,471	151,557
OneMain Holdings, Inc.	715	27,435
PRA Group, Inc. (a)	1,188	43,089
SLM Corp.	2,860	42,957
SoFi Technologies, Inc. (a)	8,580	53,454
		858,256
Consumer Staples Distribution – 1.30%
Albertsons Cos., Inc., Class A	3,647	76,222
Costco Wholesale Corp.	590	296,900

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Consumer Staples Distribution – 1.30% (Continued)
Dollar Tree, Inc. (a)	4,981	$765,630
Performance Food Group Co. (a)	3,029	189,888
Sysco Corp.	2,830	217,174
Target Corp.	1,145	180,624
Wal-Mart Stores, Inc.	8,996	1,358,126
		3,084,564
Containers & Packaging – 0.11%
Ardagh Metal Packaging S.A. (b)	65,318	266,497

Distributors – 0.04%
Pool Corp.	266	93,451

Diversified Consumer Services – 0.13%
Mister Car Wash, Inc. (a)	35,357	311,849

Diversified Telecommunication Services – 0.03%
Verizon Communications, Inc.	1,806	70,127

Electric Utilities – 0.04%
PG&E Corp. (a)	4,912	84,044

Electrical Equipment – 0.36%
AMETEK, Inc.	844	116,413
Eaton Corp. plc (b)	349	58,325
Emerson Electric Co.	551	45,876
Enovix Corp. (a)	17,058	184,568
Eos Energy Enterprises, Inc. (a)	7,664	12,952
FREYR Battery S.A. (a)(b)	2,018	14,267
nVent Electric plc (b)	3,264	136,860
Vertiv Holdings Co.	19,233	286,956
		856,217
Electronic Equipment, Instruments & Components – 0.34%
Coherent Corp. (a)	14,455	493,494
National Instruments Corp.	5,170	301,049
		794,543
Energy Equipment & Services – 0.35%
Baker Hughes Co.	4,199	122,779
Diamond Offshore Drilling, Inc. (a)	4,604	52,900

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Energy Equipment & Services – 0.35% (Continued)
Helmerich & Payne, Inc.	3,492	$115,795
Noble Corp. plc (a)(b)	2,088	80,283
Patterson-UTI Energy, Inc.	2,659	29,754
Schlumberger N.V. Ltd. (b)(g)	3,512	173,317
TechnipFMC plc (a)(b)	6,029	82,537
Valaris Ltd. (a)(b)	1,658	99,480
Weatherford International plc (a)(b)	1,201	77,621
		834,466
Entertainment – 1.07%
Activision Blizzard, Inc. (a)(g)	9,667	751,223
Cineplex, Inc. (a)(b)	4,188	27,449
Electronic Arts, Inc.	1,369	174,246
Endeavor Group Holdings, Inc., Class A (a)(g)	3,640	93,839
Live Nation Entertainment, Inc. (a)	680	46,090
Sphere Entertainment Co. (a)	476	13,395
Manchester United plc, Class A (b)(g)	2,484	49,804
Netflix, Inc. (a)(g)	837	276,152
Take-Two Interactive Software, Inc. (a)	4,939	613,868
The Walt Disney Co. (a)	369	37,823
Warner Brothers Discovery, Inc. (a)	3,007	40,925
World Wrestling Entertainment, Inc., Class A (g)	3,911	419,142
		2,543,956
Financial Services – 0.90%
Apollo Global Management, Inc.	5,204	329,882
AvidXchange Holdings, Inc. (a)	3,575	26,562
Corebridge Financial, Inc.	4,469	75,347
Equitable Holdings, Inc.	6,369	165,530
Fidelity National Information Services, Inc.	2,342	137,522
FleetCor Technologies, Inc. (a)	446	95,408
Global Payments, Inc.	891	100,425
I3 Verticals, Inc., Class A (a)	3,307	76,888
Marqeta, Inc., Class A (a)	2,384	9,655
Mr. Cooper Group, Inc. (a)	5,884	272,429
Nuvei Corp. (a)(b)	429	17,422
Payoneer Global, Inc. (a)	9,228	50,385
PennyMac Financial Services, Inc.	4,797	299,764
Shift4 Payments, Inc., Class A (a)	3,121	211,510
Visa, Inc., Class A	313	72,844
Voya Financial, Inc.	2,326	177,892
		2,119,465

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Food Products – 0.89%
Bunge Ltd. (b)	491	$45,958
Ingredion, Inc.	1,889	200,555
Kellogg Co.	2,688	187,542
Lamb Weston Holdings, Inc.	1,199	134,060
McCormick & Co., Inc.	1,859	163,313
Mondelez International, Inc., Class A	105	8,056
Pilgrim’s Pride Corp. (a)	36,829	840,069
Sovos Brands, Inc. (a)	5,240	89,866
The Hershey Co.	554	151,275
The Simply Good Foods Co. (a)	2,160	78,559
TreeHouse Foods, Inc. (a)	3,707	197,398
		2,096,651
Ground Transportation – 1.35%
ArcBest Corp.	172	16,237
Avis Budget Group, Inc. (a)	1,001	176,847
Canadian National Railway Co. (b)	1,001	119,389
Canadian Pacific Kansas City Ltd. (b)	2,853	224,931
CSX Corp.	14,040	430,185
FTAI Infrastructure, Inc.	590	1,829
Heartland Express, Inc.	336	4,865
Hertz Global Holdings, Inc. (a)	11,990	199,993
J.B. Hunt Transport Services, Inc.	2,748	481,697
Knight-Swift Transportation Holdings, Inc.	1,830	103,066
Norfolk Southern Corp.	692	140,497
Old Dominion Freight Line, Inc.	785	251,506
Ryder System, Inc.	28	2,216
Uber Technologies, Inc. (a)	4,676	145,190
Union Pacific Corp.	1,141	223,294
Werner Enterprises, Inc.	3,951	178,467
XPO, Inc. (a)	11,371	502,371
		3,202,580
Health Care Equipment & Supplies – 0.92%
Baxter International, Inc.	1,642	78,290
Boston Scientific Corp. (a)	7,007	365,205
CVRx, Inc. (a)	269	3,131
DexCom, Inc. (a)	735	89,185
Edwards Lifesciences Corp. (a)	3,210	282,416
Globus Medical, Inc., Class A (a)	2,522	146,629
Haemonetics Corp. (a)	1,180	98,778
IDEXX Laboratories, Inc. (a)	256	125,993

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Health Care Equipment & Supplies – 0.92% (Continued)
Inari Medical, Inc. (a)	1,045	$69,409
Inmode Ltd. (a)(b)	1,164	43,371
Inspire Medical Systems, Inc. (a)	57	15,255
Intuitive Surgical, Inc. (a)	380	114,464
Medtronic plc (b)	2,490	226,465
Outset Medical, Inc. (a)	134	2,411
Penumbra, Inc. (a)	193	54,835
Pulmonx Corp. (a)	861	10,117
Shockwave Medical, Inc. (a)	307	89,079
Silk Road Medical, Inc. (a)	570	25,091
STAAR Surgical Co. (a)	283	19,943
Stryker Corp.	472	141,435
Tandem Diabetes Care, Inc. (a)	2,280	90,242
Teleflex, Inc.	285	77,668
		2,169,412
Health Care Providers & Services – 0.97%
Alignment Healthcare, Inc. (a)	2,465	15,505
Amedisys, Inc. (a)	581	46,654
AmerisourceBergen Corp.	593	98,942
Cano Health, Inc. (a)	14,931	17,320
Cardinal Health, Inc.	699	57,388
Centene Corp. (a)	345	23,781
CVS Health Corp.	490	35,922
DaVita, Inc. (a)	1,466	132,468
Elevance Health, Inc.	400	187,460
Encompass Health Corp.	1,349	86,538
Guardant Health, Inc. (a)	4,418	99,670
HCA Healthcare, Inc.	292	83,900
HealthEquity, Inc. (a)	1,848	98,776
Humana, Inc.	729	386,727
Oak Street Health, Inc. (a)	6,925	269,867
Option Care Health, Inc. (a)	153	4,919
Privia Health Group, Inc. (a)	938	25,917
Progyny, Inc. (a)	1,658	55,112
Quest Diagnostics, Inc.	142	19,711
Surgery Partners, Inc. (a)	1,445	57,309
Tenet Healthcare Corp. (a)	1,003	73,540
The Pennant Group, Inc. (a)	423	5,867
UnitedHealth Group, Inc.	817	402,037
Universal Health Services, Inc., Class B	28	4,210
		2,289,540

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Health Care Technology – 0.06%
Evolent Health, Inc., Class A (a)	3,720	$135,445

Hotels, Restaurants & Leisure – 3.46%
Aramark	6,835	237,174
BJ’s Restaurants, Inc. (a)	5,518	179,556
Booking Holdings, Inc. (a)	44	118,198
Bowlero Corp. (a)	2,000	29,260
Boyd Gaming Corp.	4,021	279,057
Brinker International, Inc. (a)	1,514	60,439
Caesars Entertainment, Inc. (a)	12,223	553,580
Carnival Corp. (a)(b)	16,728	154,065
Chipotle Mexican Grill, Inc. (a)	195	403,186
Darden Restaurants, Inc.	2,592	393,803
Dine Brands Global, Inc.	478	31,037
Domino’s Pizza, Inc.	80	25,398
Expedia Group, Inc. (a)	746	70,094
Full House Resorts, Inc. (a)	2,481	17,466
Hilton Worldwide Holdings, Inc.	4,173	600,995
Hyatt Hotels Corp., Class A (a)	773	88,354
Jack in the Box, Inc.	2,753	255,176
Las Vegas Sands Corp. (a)(g)	10,020	639,777
Marriott International, Inc., Class A	186	31,497
Marriott Vacations Worldwide Corp.	1,522	204,800
McDonald’s Corp.	1,360	402,220
Norwegian Cruise Line Holdings Ltd. (a)(b)	6,910	92,248
Papa John’s International, Inc.	1,305	97,601
Penn National Gaming, Inc. (a)	1,769	52,698
Restaurant Brands International, Inc. (b)	1,318	92,431
Royal Caribbean Cruises Ltd. (a)(b)	12,222	799,685
SeaWorld Entertainment, Inc. (a)	3,960	212,494
Starbucks Corp.	2,796	319,555
Sweetgreen, Inc., Class A (a)	259	2,056
Texas Roadhouse, Inc.	1,679	185,731
The Cheesecake Factory, Inc.	1,001	33,724
Travel + Leisure Co.	2,535	97,014
Wingstop, Inc.	1,316	263,345
Wyndham Hotels & Resorts, Inc.	1,580	107,788
Wynn Resorts Ltd. (a)(g)	8,884	1,015,264
Yum China Holdings, Inc.	513	31,385
		8,178,151

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Household Durables – 0.13%
Lennar Corp., Class A	1,113	$125,558
PulteGroup, Inc.	1,973	132,487
TopBuild Corp. (a)	248	55,919
		313,964
Household Products – 0.45%
Colgate-Palmolive Co.	5,389	430,042
The Procter & Gamble Co.	1,159	181,244
Spectrum Brands Holdings, Inc. (g)	5,499	365,684
The Clorox Co.	484	80,160
		1,057,130
Industrial Conglomerates – 0.36%
Honeywell International, Inc.	3,631	725,619
Siemens AG (b)	707	116,537
		842,156
Insurance – 0.99%
Aflac, Inc.	429	29,966
Arch Capital Group Ltd. (a)(b)	2,338	175,514
Arthur J. Gallagher & Co.	357	74,277
Axis Capital Holdings Ltd. (b)	858	48,511
Brown & Brown, Inc.	1,344	86,540
Chubb Ltd. (b)	1,120	225,747
Everest Re Group Ltd. (b)	535	202,230
Globe Life, Inc.	228	24,743
International General Insurance Holdings Ltd. (b)	29,450	243,846
Marsh & McLennan Cos., Inc.	229	41,263
Old Republic International Corp.	1,001	25,295
The Progressive Corp.	1,679	229,016
Reinsurance Group America, Inc.	1,608	228,851
RenaissanceRe Holdings Ltd. (b)	1,071	230,704
SiriusPoint Ltd. (a)(b)	870	7,560
Skyward Specialty Insurance Group, Inc. (a)	3,020	64,568
The Allstate Corp.	285	32,992
Unum Group	6,536	275,819
W.R. Berkley Corp.	1,487	87,614
		2,335,056
Interactive Media & Services – 0.90%
Alphabet, Inc., Class A (a)	5,230	561,388
Alphabet, Inc., Class C (a)	2,820	305,181
Meta Platforms, Inc., Class A (a)(g)	4,464	1,072,789

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Interactive Media & Services – 0.90% (Continued)
Pinterest, Inc., Class A (a)(g)	5,720	$131,560
QuinStreet, Inc. (a)	702	7,799
Vimeo, Inc. (a)	18,722	61,595
		2,140,312
IT Services – 0.21%
Fastly, Inc., Class A (a)	1,965	29,043
GoDaddy, Inc., Class A (a)(g)	2,163	163,696
Okta, Inc. (a)(g)	1,001	68,599
Shopify, Inc., Class A (a)(b)	1,163	56,347
Snowflake, Inc., Class A (a)	259	38,353
Twilio, Inc., Class A (a)(g)	1,425	74,969
Wix.com Ltd. (a)(b)	640	55,827
		486,834
Leisure Products – 0.01%
Mattel, Inc. (a)	1,436	25,848
Old PSG Wind-Down Ltd. (a)(b)(f)	2,127	202
		26,050
Life Sciences Tools & Services – 0.60%
Agilent Technologies, Inc.	1,738	235,377
Akoya Biosciences, Inc. (a)	858	5,972
Bruker Corp.	2,424	191,811
Charles River Laboratories International, Inc. (a)	947	180,044
Danaher Corp.	3	711
ICON plc (a)(b)	629	121,202
Illumina, Inc. (a)	726	149,237
IQVIA Holdings, Inc. (a)	685	128,937
Pacific Biosciences of California, Inc. (a)	1,810	19,186
PerkinElmer, Inc.	547	71,378
Qiagen N.V. (a)(b)	1,047	46,707
Qiagen N.V. (a)(b)	718	32,110
Repligen Corp. (a)	53	8,036
Thermo Fisher Scientific, Inc.	416	230,838
Standard BioTools, Inc. (a)	228	388
		1,421,934
Machinery – 0.30%
AGCO Corp.	240	29,746
Crane Co. (a)	400	28,828
Cummins, Inc.	563	132,327
Daimler Truck Holding AG (b)	1,001	33,024

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Machinery – 0.30% (Continued)
Ingersoll Rand, Inc.	3,212	$183,148
Lincoln Electric Holdings, Inc.	257	43,125
PACCAR, Inc.	1,161	86,715
Parker-Hannifin Corp.	279	90,642
Terex Corp.	658	29,340
The Timken Co.	388	29,818
Xylem, Inc.	294	30,529
		717,242
Marine Transportation – 0.02%
AP Moller – Maersk A/S, Class B (b)	22	39,766

Media – 0.26%
comScore, Inc. (a)	258,936	261,525
Criteo S.A. – ADR (a)(b)	9,101	286,226
Liberty Media Corp-Liberty SiriusXM, Class A (a)	512	14,387
Nexstar Media Group, Inc.	288	49,954
		612,092
Metals & Mining – 1.39%
Algoma Steel Group, Inc. (b)	34,547	255,302
Arconic Corp. (a)	13,251	327,962
BlueScope Steel Ltd. (b)	2,956	39,290
Capstone Copper Corp. (a)(b)	84,421	396,916
Carpenter Technology Corp.	9,587	505,618
Commercial Metals Co.	1,814	84,696
Filo Mining Corp. (a)(b)	19,214	319,654
Hudbay Minerals, Inc. (b)	2,860	14,329
Hudbay Minerals, Inc. (b)	2,860	14,333
Li-FT Power Ltd. (a)(b)	6,801	43,822
Lithium Americas Corp. (a)(b)	239	4,775
Lundin Mining Corp. (b)	20,020	152,937
Mineral Resources Ltd. (b)	3,861	190,466
NGEx Minerals Ltd. (a)(b)	44,229	199,787
Norsk Hydro ASA (b)	3,853	28,355
Schnitzer Steel Industries, Inc., Class A	3,278	94,701
Sigma Lithium Corp. (a)(b)	14,305	497,957
South32 Ltd. (b)	37,050	104,731
Teck Resources Ltd., Class B (b)(g)	421	19,619
Zacapa Resources Ltd. (a)(b)	790	44
		3,295,294

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Oil, Gas & Consumable Fuels – 1.74%
Arch Resources, Inc.	1,122	$137,165
BP plc – ADR (b)	4,677	188,390
Cameco Corp. (b)	2,145	58,966
Chesapeake Energy Corp.	2,089	172,719
Chord Energy Corp.	1,058	150,585
Diamondback Energy, Inc.	1,553	220,837
Ecopetrol S.A. – ADR (b)	6,435	62,548
EOG Resources, Inc.	1,567	187,209
EQT Corp.	2,871	100,026
Exxon Mobil Corp.	772	91,358
Green Plains, Inc. (a)	2,295	78,420
Hess Corp.	1,376	199,603
Marathon Oil Corp.	6,995	168,999
Marathon Petroleum Corp.	1,784	217,648
Matador Resources Co. (g)	4,679	229,411
Murphy Oil Corp.	2,911	106,863
New Fortress Energy, Inc.	5,901	178,741
NextDecade Corp. (a)	1,442	8,984
Northern Oil and Gas, Inc.	6,125	203,166
Occidental Petroleum Corp.	3,091	190,189
PDC Energy, Inc.	2,735	177,912
Peabody Energy Corp. (g)	1,833	44,029
Permian Resources Corp.	20,649	215,782
Phillips 66	1,339	132,561
Pioneer Natural Resources Co. (g)	1,091	237,347
Range Resources Corp.	7,592	200,808
Valero Energy Corp.	1,398	160,309
		4,120,575
Paper & Forest Products – 0.03%
West Fraser Timber Co. Ltd. (b)	1,089	78,770

Passenger Airlines – 0.07%
Delta Air Lines, Inc. (a)	1,716	58,876
Southwest Airlines Co.	3,200	96,928
		155,804
Personal Care Products – 0.12%
BellRing Brands, Inc. (a)	3,590	129,204
Edgewell Personal Care Co.	1,526	66,640
e.l.f. Beauty, Inc. (a)	881	81,722
The Estee Lauder Cos., Inc., Class A	61	15,050
		292,616

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Pharmaceuticals – 0.91%
Aclaris Therapeutics, Inc. (a)	2,707	$24,065
Amylyx Pharmaceuticals, Inc. (a)	2,553	72,505
AstraZeneca plc – ADR (b)	1,373	100,531
Bayer AG (b)	2,127	140,375
Bristol Myers-Squibb Co.	143	9,548
Catalent, Inc. (a)(g)	2,491	124,849
Eisai Co Ltd. (b)	620	35,776
Eli Lilly & Co.	1,471	582,310
GSK plc – ADR (b)	2,753	99,191
Harmony Biosciences Holdings, Inc. (a)	2,558	82,470
Intra-Cellular Therapies, Inc. (a)	595	36,979
Jazz Pharmaceuticals plc (a)(b)	428	60,121
Merck & Co., Inc.	2,752	317,773
Novartis AG – ADR (b)	831	85,236
Novartis AG (b)	1,232	126,026
Novo Nordisk A/S, Class B (b)	258	42,919
Novo Nordisk A/S – ADR (b)	288	48,122
Pfizer, Inc.	1,849	71,908
Sanofi – ADR (b)	470	25,216
Teva Pharmaceutical Industries Ltd. – ADR (a)(b)	8,819	76,990
		2,162,910
Real Estate Investment Trusts (REITs) – 8.56%
Acadia Realty Trust	39,836	538,184
Agree Realty Corp.	10,288	699,481
Americold Realty Trust, Inc.	42,499	1,257,545
Apartment Income REIT Corp.	1,197	44,265
Boston Properties, Inc.	14,517	774,627
Brixmor Property Group, Inc.	23,215	495,176
Camden Property Trust	6,520	717,526
Corporate Office Properties Trust	11,440	261,862
Cousins Properties, Inc.	17,134	373,693
CubeSmart	22,579	1,027,119
Digital Realty Trust, Inc.	6,704	664,702
Douglas Emmett, Inc.	23,309	300,220
EastGroup Properties, Inc.	6,083	1,013,185
Elme Communities	18,400	317,032
Equity Residential	21,744	1,375,308
Essential Properties Realty Trust, Inc.	8,580	212,355
First Industrial Realty Trust, Inc.	6,898	361,938
Gaming and Leisure Properties, Inc.	1,098	57,096

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Real Estate Investment Trusts (REITs) – 8.56% (Continued)
Healthcare Realty Trust, Inc.	38,547	$762,460
Highwoods Properties, Inc.	23,388	536,053
Host Hotels & Resorts, Inc.	2,362	38,194
Kimco Realty Corp.	15,159	290,901
LXP Industrial Trust	598	5,621
Life Storage, Inc.	15,312	2,057,627
Medical Properties Trust, Inc.	24,882	218,215
National Retail Properties, Inc.	17,657	768,080
Paramount Group, Inc.	2,064	8,937
Retail Opportunity Investments Corp.	38,816	505,772
Rexford Industrial Realty, Inc.	25,452	1,419,458
Rithm Capital Corp.	4,258	34,745
Ryman Hospitality Properties, Inc.	787	70,562
Sabra Health Care REIT, Inc.	65,996	752,354
Simon Property Group, Inc.	1,779	201,596
STAG Industrial, Inc.	27,882	944,363
Ventas, Inc.	15,953	766,542
VICI Properties, Inc.	11,011	373,713
		20,246,507
Real Estate Management & Development – 0.00%
Appreciate Holdings, Inc. (a)	746	516

Semiconductors & Semiconductor Equipment – 2.10%
Advanced Micro Devices, Inc. (a)	5,091	454,983
Ambarella, Inc. (a)(b)	2,589	160,466
Applied Materials, Inc.	1,010	114,160
ASML Holding N.V. (b)	147	93,618
Broadcom, Inc.	119	74,554
Intel Corp.	21,152	656,981
Lam Research Corp.	200	104,816
Marvell Technology, Inc.	3,556	140,391
Micron Technology, Inc.	7,249	466,546
Monolithic Power Systems, Inc.	187	86,388
NVIDIA Corp.	3,616	1,003,404
QUALCOMM, Inc.	7,498	875,766
Silicon Laboratories, Inc. (a)(g)	836	116,455
Synaptics, Inc. (a)	5,178	458,564
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (b)	978	82,445
Texas Instruments, Inc.	199	33,273
Ultra Clean Holdings, Inc. (a)	1,430	40,812
		4,963,622

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Software – 4.28%
ACI Worldwide, Inc. (a)	821	$20,796
Adobe, Inc. (a)	713	269,200
Alteryx, Inc., Class A (a)(g)	7,921	325,791
Asana, Inc., Class A (a)	7,098	114,846
Atlassian Corp., Class A (a)(g)	360	53,158
Autodesk, Inc. (a)	12	2,338
Bill.com Holdings, Inc. (a)	310	23,811
Black Knight, Inc. (a)	2,059	112,504
Braze, Inc., Class A (a)	4,139	121,687
C3.ai, Inc., Class A (a)	292	5,203
Cadence Design Systems, Inc. (a)	674	141,169
Cerence, Inc. (a)	1,020	26,061
Check Point Software Technologies Ltd. (a)(b)	204	25,981
Crowdstrike Holdings, Inc., Class A (a)	1,109	133,135
CyberArk Software Ltd. (a)(b)(g)	2,287	284,960
Datadog, Inc., Class A (a)	1,399	94,265
DocuSign, Inc. (a)	259	12,805
Domo, Inc., Class B (a)	7,168	113,828
Dynatrace, Inc. (a)	2,018	85,321
Elastic N.V. (a)(b)	142	8,130
Everbridge, Inc. (a)	924	24,283
ForgeRock, Inc., Class A (a)	4,121	82,544
Fortinet, Inc. (a)	2,323	146,465
Gitlab, Inc., Class A (a)	1,254	38,071
HubSpot, Inc. (a)	628	264,357
Intuit, Inc.	2,002	888,788
LiveRamp Holdings, Inc. (a)	23,022	554,600
Microsoft Corp. (g)	4,048	1,243,789
Momentive Global, Inc. (a)	4,869	45,720
Monday.com Ltd. (a)(b)	520	63,398
NCR Corp. (a)	1,115	24,853
New Relic, Inc. (a)	1,007	71,970
Nutanix, Inc., Class A (a)	2,882	69,110
Oracle Corp.	12,426	1,176,991
Palo Alto Networks, Inc. (a)(g)	5,729	1,045,313
Paylocity Holding Corp. (a)	216	41,751
Qualtrics International, Inc., Class A (a)	7,272	130,387
RingCentral, Inc., Class A (a)(g)	2,288	63,057
Riskfield Ltd., Class A (a)(b)	17,279	84,840
Salesforce.com, Inc. (a)	1,514	300,332
SAP SE – ADR (b)	417	56,408
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Software – 4.28% (Continued)
SentinelOne, Inc., Class A (a)	6,163	$99,039
ServiceNow, Inc. (a)	145	66,616
Smartsheet, Inc., Class A (a)(g)	2,885	117,910
Splunk, Inc. (a)	1,266	109,180
Synopsys, Inc. (a)	417	154,840
Tenable Holdings, Inc. (a)	247	9,137
The Descartes Systems Group, Inc. (a)(b)	58	4,592
UiPath, Inc., Class A (a)	4,001	56,334
Varonis Systems, Inc. (a)	845	19,570
VMware, Inc., Class A (a)	3,171	396,470
Workday, Inc., Class A (a)	2,303	428,680
Workiva, Inc. (a)	422	39,423
Zoom Video Communications, Inc., Class A (a)(g)	3,992	245,229
		10,139,036
Specialty Retail – 0.50%
Academy Sports & Outdoors, Inc.	1,359	86,324
American Eagle Outfitters, Inc.	6,213	83,192
Boot Barn Holdings, Inc. (a)	778	56,381
Dick’s Sporting Goods, Inc.	169	24,507
Five Below, Inc. (a)	455	89,799
Lowe’s Cos., Inc.	2,035	422,934
O’Reilly Automotive, Inc. (a)	181	166,033
RH (a)	29	7,399
Ross Stores, Inc.	547	58,381
The TJX Cos., Inc.	2,073	163,394
TravelCenters of America, Inc. (a)	238	20,499
		1,178,843
Technology Hardware, Storage & Peripherals – 0.36%
Apple, Inc.	2,700	458,136
IonQ, Inc. (a)	2,878	15,858
Pure Storage, Inc., Class A (a)	12,971	296,128
Super Micro Computer, Inc. (a)	187	19,715
Western Digital Corp. (a)	2,090	71,980
		861,817
Textiles, Apparel & Luxury Goods – 0.11%
Capri Holdings Ltd. (a)(b)	1,964	81,506
NIKE, Inc., Class B	832	105,431
PVH Corp.	835	71,651
		258,588

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Tobacco – 0.15%
Philip Morris International, Inc.	3,464	$346,296

Trading Companies & Distributors – 0.35%
AerCap Holdings N.V. (a)(b)	2,173	122,470
FTAI Aviation Ltd. (b)	6,459	183,759
MRC Global, Inc. (a)	22,800	222,072
MSC Industrial Direct Co., Inc.	143	12,974
Russel Metals, Inc. (b)	284	7,232
Univar Solutions, Inc. (a)	2,510	89,105
W.W. Grainger, Inc.	71	49,385
Watsco, Inc.	112	38,795
WESCO International, Inc.	719	103,536
		829,328
Wireless Communication Services – 0.00%
NII Holdings, Inc. (a)(b)(f)	6,235	3,118

Wireless Telecommunication Services – 0.13%
T-Mobile U.S., Inc. (a)(g)	2,128	306,219
Total Common Stocks
(Cost $114,318,959)		114,114,001

PREFERRED STOCKS – 0.20%

Entertainment – 0.03%
AMC Entertainment Holdings, Inc. (g)	41,794	62,691

Automobiles – 0.06%
Volkswagen AG (b)	1,134	154,848

Oil, Gas & Consumable Fuels – 0.11%
Petroleo Brasileiro S.A. – ADR (b)	27,909	264,856
Total Preferred Stocks
(Cost $485,367)		482,395

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
EXCHANGE TRADED FUNDS – 2.29%
Financial Select Sector SPDR Fund	724	$24,015
Invesco DB US Dollar Index Bullish Fund	5,568	154,512
Invesco QQQ Trust Series 1	1,560	503,194
Invesco S&P 500 Equal Weight ETF	3,693	536,002
iShares 20+ Year Treasury Bond ETF	581	61,853
iShares 7-10 Year Treasury Bond ETF	1,293	128,951
iShares MSCI Emerging Markets ETF	2,018	78,964
iShares MSCI Japan ETF	4,699	276,489
iShares Russell 2000 ETF	1,725	302,220
iShares Silver Trust (a)	14,909	342,907
iShares U.S. Home Construction ETF	393	29,785
ProShares Ultra VIX Short-Term Futures ETF (a)	16,700	59,452
ProShares UltraShort 20+ Year Treasury	2,450	68,233
ProShares VIX Short-Term Futures ETF (a)	100,686	763,200
SPDR Gold Shares (a)	1,098	202,910
SPDR S&P Metals & Mining ETF	1,832	90,501
SPDR S&P Regional Banking ETF	174	7,423
SPDR S&P Retail ETF	1,502	92,268
Sprott Physical Gold Trust (a)(b)	6,664	103,425
Sprott Physical Uranium Trust (a)(b)	25,952	311,842
United States Brent Oil Fund LP (a)	24,610	662,993
U.S. Global Jets ETF (a)	3,315	59,902
United States Oil Fund LP (a)	7,077	477,698
VanEck Vectors Semiconductor ETF (a)	306	75,659
Total Exchange Traded Funds
(Cost $5,554,157)		5,414,398

CONTINGENT VALUE RIGHTS – 0.00%
Resolute Forest Products (a)(b)(f)	873	—
Kinross Gold Corp. (a)(b)(f)	835	—
Total Contingent Value Right
(Cost $—)		—

ESCROW NOTES – 0.00%
Altaba, Inc. (a)(f)	5,796	13,621
Total Escrow Notes
(Cost $10,404)		13,621

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
WARRANTS – 0.01%

Biotechnology – 0.00%
Zealand Pharma A/S (a)(b)(f)
Exercise Price: $12.00, 11/20/2023	1,688	$—

Insurance – 0.01%
International General Insurance Holdings Ltd. (a)(b)
Exercise Price: $25.00, 3/17/2025	29,450	14,432

Health Care Technology – 0.00%
Multiplan Corp.
Exercise Price: $11.50, 2/13/2025	515	31
Total Warrants
(Cost $29,771)		14,463

		Notional
PURCHASED OPTIONS – 0.08%	Contracts (c)	Amount

Purchased Call Options (a) – 0.04%
AbbVie, Inc.
Expiration: May 2023, Exercise Price: $152.50	7	$105,784	1,288
Activision Blizzard, Inc.
Expiration: June 2023, Exercise Price: $90.00	14	108,794	378
Alteryx, Inc.
Expiration: May 2023, Exercise Price: $70.00	7	28,791	17
Amazon.com, Inc. (g)
Expiration: May 2023, Exercise Price: $110.00	9	94,905	1,345
Expiration: May 2023, Exercise Price: $115.00	9	94,905	441
AMC Entertainment Holdings, Inc. (g)
Expiration: May 2023, Exercise Price: $10.00	374	205,700	2,431
Expiration: May 2023, Exercise Price: $13.00	187	102,850	935
AstraZeneca Plc
Expiration: May 2023, Exercise Price: $77.50	15	109,830	360
Atlassian Corp. (g)
Expiration: June 2023, Exercise Price: $185.00	11	162,426	3,465
Cboe Votality Index (g)
Expiration: August 2023, Exercise Price: $29.00	29	20,514	6,482
Chubb Ltd.
Expiration: June 2023, Exercise Price: $210.00	7	141,092	1,907
Citigroup, Inc.
Expiration: May 2023, Exercise Price: $50.00	17	80,019	314

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (a) – 0.04% (Continued)
CommScope Holding Co, Inc. (g)
Expiration: May 2023, Exercise Price: $9.00	21	$10,353	$105
CSX Corp.
Expiration: May 2023, Exercise Price: $32.50	57	174,648	427
Dynavax Technologies Corp.
Expiration: May 2023, Exercise Price: $12.00	1	1,041	5
Enovix Corp.
Expiration: July 2023, Exercise Price: $15.00	19	20,558	1,140
Expiration: January 2024, Exercise Price: $15.00	6	6,492	1,230
iShares Silver Trust
Expiration: June 2023, Exercise Price: $20.00	29	66,700	9,353
Kohl’s Corp.
Expiration: May 2023, Exercise Price: $25.00	14	30,842	273
Manchester United plc (g)
Expiration: May 2023, Exercise Price: $22.00	7	14,035	1,522
Expiration: June 2023, Exercise Price: $22.00	7	14,035	2,118
Matador Resources Co. (g)
Expiration: September 2023, Exercise Price: $57.50	29	142,187	7,830
Mister Car Wash, Inc.
Expiration: May 2023, Exercise Price: $10.00	22	19,404	275
Expiration: June 2023, Exercise Price: $10.00	22	19,404	550
Expiration: August 2023, Exercise Price: $10.00	19	16,758	760
Okta, Inc. (g)
Expiration: May 2023, Exercise Price: $80.00	8	54,824	156
Pinterest, Inc. (g)
Expiration: May 2023, Exercise Price: $28.00	29	66,700	29
Pioneer Natural Resources Co. (g)
Expiration: June 2023, Exercise Price: $230.00	18	391,590	8,190
RingCentral, Inc. (g)
Expiration: May 2023, Exercise Price: $40.00	13	35,828	65
SentinelOne, Inc.
Expiration: June 2023, Exercise Price: $16.00	14	22,498	2,380
Smartsheet, Inc. (g)
Expiration: June 2023, Exercise Price: $45.00	11	44,957	1,870
SPDR S&P 500 ETF Trust
Expiration: May 2023, Exercise Price: $430.00	29	1,206,197	1,987
SPDR S&P Regional Banking ETF (g)
Expiration: May 2023, Exercise Price: $50.00	29	123,714	246
Spectrum Brands Holdings, Inc. (g)
Expiration: July 2023, Exercise Price: $70.00	20	133,000	9,800

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (a) – 0.04% (Continued)
Transocean Ltd. (g)
Expiration: May 2023, Exercise Price: $6.00	294	$173,460	$9,408
Expiration: May 2023, Exercise Price: $7.00	517	305,030	3,877
Twilio, Inc. (g)
Expiration: June 2023, Exercise Price: $75.00	17	89,437	731
UiPath, Inc.
Expiration: May 2023, Exercise Price: $17.50	6	8,448	15
United Parcel Service, Inc.
Expiration: May 2023, Exercise Price: $207.50	11	197,791	17
Valley National Bancorp (g)
Expiration: May 2023, Exercise Price: $10.00	143	134,134	13,943
Varonis Systems, Inc.
Expiration: June 2023, Exercise Price: $25.00	14	32,424	1,575
Walgreens Boots Alliance, Inc.
Expiration: May 2023, Exercise Price: $37.50	28	98,700	266
Walmart, Inc. (g)
Expiration: June 2023, Exercise Price: $155.00	3	45,291	699
Wells Fargo & Co.
Expiration: May 2023, Exercise Price: $42.50	23	91,425	288
Wynn Resorts Ltd. (g)
Expiration: May 2023, Exercise Price: $116.00	9	102,852	2,916
Total Purchased Call Options
(Cost $229,213)			103,409

Purchased Put Options (a) – 0.04%
Activision Blizzard, Inc.
Expiration: May 2023, Exercise Price: $80.00	6	46,626	1,644
Expiration: May 2023, Exercise Price: $85.00	3	23,313	2,197
AMC Entertainment Holdings, Inc.
Expiration: June 2023, Exercise Price: $10.00	29	15,950	16,240
Bank of America Corp.
Expiration: May 2023, Exercise Price: $27.00	58	169,824	841
Catalent, Inc.
Expiration: May 2023, Exercise Price: $40.00	14	70,168	910
Cboe S&P 500 Index
Expiration: May 2023, Exercise Price: $3,650.00	150	62,542,200	27,000
Financial Select Sector SPDR Fund
Expiration: May 2023, Exercise Price: $32.50	29	96,193	377
Boston Scientific Corp.
Expiration: May 2023, Exercise Price: $50.00	36	187,632	1,080

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2023

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options (a) – 0.04% (Continued)
Immunovant, Inc.
Expiration: July 2023, Exercise Price: $17.50	2	$3,228	$455
iShares iBoxx High Yield Corporate Bond ETF
Expiration: May 2023, Exercise Price: $70.00	5,352	40,332,672	24,084
Lincoln National Corp.
Expiration: May 2023, Exercise Price: $20.00	11	23,903	1,018
Manchester United plc
Expiration: May 2023, Exercise Price: $20.00	14	28,070	3,710
SPDR S&P 500 ETF Trust
Expiration: May 2023, Exercise Price: $405.00	7	291,151	291
Spectrum Brands Holdings, Inc.
Expiration: May 2023, Exercise Price: $65.00	9	59,850	1,890
Total Purchased Put Options
(Cost $1,691,033)			81,737
Total Purchased Options
(Cost $1,920,246)			185,146

	Shares
MONEY MARKET FUND – 17.82%
Fidelity Investments Money Market Funds Government
Portfolio, Class I, 4.73% (d)(e)	42,169,638	42,169,638
Total Money Market Fund
(Cost $42,169,638)		42,169,638
Total Investments
(Cost $164,488,542) – 68.63%		162,393,662
Other Assets In Excess Of Liabilities – 31.37% (d)		74,228,933
Net Assets – 100.00%		$236,622,595

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of April 30, 2023, is $110,357,638.

(e)	The rate quoted is the annualized seven-day effective yield as of April 30, 2023.
(f)	Level 3 security.
(g)	Held in connection with a written call option contract. See Schedule of Written Options for more details.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Co.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited)
April 30, 2023

	Shares	Value
SHORT COMMON STOCKS (a) – (28.94)%

Aerospace & Defense – (0.11)%
General Dynamics Corp.	(1,152)	$(251,528)
Textron, Inc.	(20)	(1,339)
		(252,867)
Air Freight & Logistics – (0.26)%
Expeditors International of Washington, Inc.	(1,288)	(146,626)
FedEx Corp.	(43)	(9,795)
Hub Group, Inc., Class A	(29)	(2,187)
United Parcel Service, Inc., Class B	(2,535)	(455,818)
		(614,426)
Automobile Components – (0.04)%
BorgWarner, Inc.	(548)	(26,375)
QuantumScape Corp.	(9,986)	(69,902)
		(96,277)
Automobiles – (0.32)%
Bayerische Motoren Werke AG (b)	(993)	(111,300)
Ferrari N.V. (b)	(115)	(32,044)
Ford Motor Co.	(23,335)	(277,220)
General Motors Co.	(334)	(11,035)
Stellantis N.V. (b)	(4,560)	(75,833)
Tesla Motors, Inc.	(812)	(133,420)
Thor Industries, Inc.	(1,594)	(125,958)
		(766,810)
Banks – (1.70)%
Ameris Bancorp	(2,026)	(67,871)
Associated Banc-Corp.	(6,294)	(112,222)
Bank of America Corp.	(19,688)	(576,465)
Bank OZK	(4,012)	(143,309)
BankUnited, Inc.	(5,097)	(114,937)
Citigroup, Inc.	(5,720)	(269,240)
First Hawaiian, Inc.	(6,258)	(119,590)
First Interstate BancSystem, Inc., Class A	(1,287)	(32,934)
First Republic Bank	(22,184)	(77,866)
Hancock Whitney Corp.	(6,022)	(219,923)
Huntington Bancshares, Inc.	(29,744)	(333,133)
Independent Bank Group, Inc.	(1,430)	(52,023)
JPMorgan Chase & Co.	(4,540)	(627,610)
KeyCorp.	(28,073)	(316,102)
Pinnacle Financial Partners, Inc.	(2,118)	(114,859)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Banks – (1.70)% (Continued)
Regions Financial Corp.	(6,006)	$(109,670)
Simmons First National Corp., Class A	(6,196)	(103,535)
The PNC Financial Services Group, Inc.	(858)	(111,755)
U.S. Bancorp	(6,578)	(225,494)
United Bankshares, Inc.	(5,148)	(170,553)
United Community Banks, Inc.	(3,641)	(90,661)
Wells Fargo & Co.	(572)	(22,737)
		(4,012,489)
Beverages – (0.33)%
Anheuser-Busch InBev S.A. – ADR (b)	(6,592)	(428,282)
Monster Beverage Corp.	(570)	(31,920)
PepsiCo, Inc.	(1,674)	(319,550)
		(779,752)
Biotechnology – (0.67)%
4D Molecular Therapeutics, Inc.	(112)	(2,017)
ACADIA Pharmaceuticals, Inc.	(861)	(18,365)
Alnylam Pharmaceuticals, Inc.	(206)	(41,035)
Amgen, Inc.	(713)	(170,935)
Amicus Therapeutics, Inc.	(1,384)	(15,971)
Arcellx, Inc.	(429)	(18,310)
Arcturus Therapeutics Holdings, Inc.	(286)	(7,613)
Ascendis Pharma A/S – ADR (b)	(71)	(4,967)
Beam Therapeutics, Inc.	(851)	(26,134)
BeiGene Ltd. – ADR (b)	(330)	(84,137)
Bicycle Therapeutics plc – ADR (b)	(575)	(11,362)
Biohaven Ltd. (b)	(2,239)	(29,286)
BioNTech SE – ADR (b)	(1,017)	(116,182)
Bioxcel Therapeutics, Inc.	(260)	(5,361)
Blueprint Medicines Corp.	(432)	(22,054)
C4 Therapeutics, Inc.	(849)	(2,564)
Cabaletta Bio, Inc.	(1,269)	(13,172)
Caribou Biosciences, Inc.	(2,501)	(10,754)
CRISPR Therapeutics AG (b)	(590)	(28,875)
CureVac N.V. (b)	(28)	(206)
Day One Biopharmaceuticals, Inc.	(252)	(3,125)
Dyne Therapeutics, Inc.	(858)	(8,889)
Editas Medicine, Inc.	(1,743)	(14,223)
Gilead Sciences, Inc.	(1,065)	(87,554)
Halozyme Therapeutics, Inc.	(1,144)	(36,757)
IGM Biosciences, Inc.	(2,002)	(21,682)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Biotechnology – (0.67)% (Continued)
Immunocore Holdings plc – ADR (b)	(219)	$(12,713)
Intellia Therapeutics, Inc.	(642)	(24,236)
Intercept Pharmaceuticals, Inc.	(1,426)	(24,698)
Ionis Pharmaceuticals, Inc.	(747)	(26,421)
Iovance Biotherapeutics, Inc.	(417)	(2,352)
iTeos Therapeutics, Inc.	(1,544)	(21,215)
Kodiak Sciences, Inc.	(849)	(3,719)
Kymera Therapeutics, Inc.	(922)	(29,080)
Moderna, Inc.	(810)	(107,641)
Neurocrine Biosciences, Inc.	(700)	(70,728)
Nkarta, Inc.	(849)	(4,203)
Nurix Therapeutics, Inc.	(3,399)	(32,732)
PTC Therapeutics, Inc.	(71)	(3,915)
RAPT Therapeutics, Inc.	(1,393)	(25,353)
Recursion Pharmaceuticals, Inc., Class A	(5,383)	(25,677)
Regeneron Pharmaceuticals, Inc.	(294)	(235,726)
Revolution Medicines, Inc.	(1,438)	(33,779)
Rhythm Pharmaceuticals, Inc.	(435)	(8,774)
Rocket Pharmaceuticals, Inc.	(1,705)	(30,554)
Scholar Rock Holding Corp.	(429)	(2,746)
SQZ Biotechnologies Co.	(216)	(138)
Stoke Therapeutics, Inc.	(1,398)	(12,428)
Syndax Pharmaceuticals, Inc.	(858)	(17,632)
Verve Therapeutics, Inc.	(1,012)	(16,121)
Zai Lab Ltd. – ADR (b)	(554)	(19,379)
Zealand Pharma A/S (b)	(133)	(4,498)
		(1,597,988)
Broadline Retail – (0.04)%
Etsy, Inc.	(612)	(61,830)
Kohl’s Corp.	(1,330)	(29,300)
		(91,130)
Building Products – (0.20)%
Allegion plc (b)	(1,127)	(124,511)
Armstrong World Industries, Inc.	(1,226)	(84,177)
Carrier Global Corp.	(3,232)	(135,162)
Lennox International, Inc.	(273)	(76,961)
Masco Corp.	(1,075)	(57,523)
		(478,334)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Capital Markets – (2.02)%
Artisan Partners Asset Management, Inc., Class A	(1,430)	$(49,578)
BlackRock, Inc.	(171)	(114,775)
Blackstone, Inc.	(1,104)	(98,620)
Blue Owl Capital, Inc.	(5,107)	(57,505)
Brookfield Asset Management Ltd., Class A	(14,272)	(478,826)
Brookfield Corp. (b)	(1,979)	(64,238)
CME Group, Inc.	(686)	(127,438)
Coinbase Global, Inc., Class A	(653)	(35,125)
Evercore, Inc., Class A	(2,598)	(296,354)
Franklin Resources, Inc.	(1,889)	(50,776)
The Goldman Sachs Group, Inc.	(458)	(157,296)
Houlihan Lokey, Inc.	(715)	(65,337)
Interactive Brokers Group, Inc., Class A	(2,860)	(222,651)
Intercontinental Exchange, Inc.	(514)	(55,990)
Janus Henderson Group plc (b)	(3,731)	(96,819)
KKR & Co., Inc.	(4,598)	(244,016)
Lazard Ltd., Class A (b)	(11,098)	(347,367)
LPL Financial Holdings, Inc.	(1,054)	(220,117)
Moelis & Co., Class A	(4,882)	(184,930)
Morgan Stanley	(3,931)	(353,672)
Nasdaq, Inc.	(4,225)	(233,938)
Northern Trust Corp.	(1,241)	(96,997)
Raymond James Financial, Inc.	(2,660)	(240,810)
The Carlyle Group, Inc.	(12,309)	(373,332)
The Charles Schwab Corp.	(1,573)	(82,174)
T. Rowe Price Group, Inc.	(3,360)	(377,429)
TPG, Inc.	(2,002)	(57,998)
		(4,784,108)
Chemicals – (0.33)%
Albemarle Corp.	(598)	(110,905)
Corteva, Inc.	(1,679)	(102,620)
Dow, Inc.	(7,597)	(413,277)
Eastman Chemical Co.	(643)	(54,186)
RPM International, Inc.	(244)	(20,015)
The Sherwin-Williams Co.	(379)	(90,028)
		(791,031)
Communications Equipment – (0.35)%
Cisco Systems, Inc.	(8,305)	(392,411)
F5, Inc.	(328)	(44,070)
Lumentum Holdings, Inc.	(2,870)	(138,478)
ViaSat, Inc.	(6,937)	(243,003)
		(817,962)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Construction & Engineering – (0.07)%
Comfort Systems USA, Inc.	(197)	$(29,450)
Quanta Services, Inc.	(764)	(129,605)
		(159,055)
Construction Materials – (0.04)%
Martin Marietta Materials, Inc.	(258)	(93,706)

Consumer Finance – (0.29)%
American Express Co.	(1,401)	(226,037)
Capital One Financial Corp.	(858)	(83,483)
Credit Acceptance Corp.	(52)	(25,454)
Synchrony Financial	(12,114)	(357,484)
		(692,458)
Consumer Staples Distribution – (0.74)%
Dollar General Corp.	(2,773)	(614,109)
Performance Food Group Co.	(1,445)	(90,587)
Sprouts Farmers Market, Inc.	(1,452)	(50,326)
Sysco Corp.	(1,198)	(91,935)
Target Corp.	(2,876)	(453,689)
The Kroger Co.	(5,615)	(273,057)
Walgreens Boots Alliance, Inc.	(5,248)	(184,992)
		(1,758,695)
Containers & Packaging – (0.09)%
Ball Corp.	(2,470)	(131,355)
Crown Holdings, Inc.	(1,025)	(87,925)
		(219,280)
Distributors – (0.01)%
Genuine Parts Co.	(148)	(24,910)

Diversified Consumer Services – (0.02)%
Service Corp. International	(745)	(52,292)

Diversified Telecommunication Services – (0.01)%
AT&T, Inc.	(853)	(15,073)

Electrical Equipment – (0.07)%
Acuity Brands, Inc.	(173)	(27,227)
Atkore, Inc.	(258)	(32,593)
Emerson Electric Co.	(606)	(50,456)
Regal Rexnord Corp.	(454)	(59,093)
		(169,369)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Electronic Equipment, Instruments & Components – (0.34)%
Belden, Inc.	(4,002)	$(315,718)
Keysight Technologies, Inc.	(3,444)	(498,140)
		(813,858)
Energy Equipment & Services – (0.33)%
Halliburton Co.	(829)	(27,150)
Helmerich & Payne, Inc.	(1,144)	(37,935)
Liberty Energy, Inc.	(7,688)	(98,483)
NOV, Inc.	(9,241)	(154,787)
Patterson-UTI Energy, Inc.	(7,678)	(85,917)
ProPetro Holding Corp.	(4,518)	(31,355)
TechnipFMC plc (b)	(19,029)	(260,507)
Tenaris S.A. – ADR (b)	(2,896)	(83,144)
		(779,278)
Entertainment – (0.18)%
AMC Entertainment Holdings, Inc., Class A	(56,100)	(308,550)
Electronic Arts, Inc.	(475)	(60,458)
Liberty Media Corp-Liberty Formula One, Class C	(659)	(47,573)
		(416,581)
Financial Services – (0.17)%
Block, Inc.	(1,142)	(69,422)
Fiserv, Inc.	(948)	(115,770)
Jack Henry & Associates, Inc.	(288)	(47,042)
MoneyGram International, Inc.	(5,357)	(54,427)
Nuvei Corp. (b)	(429)	(17,439)
PayPal Holdings, Inc.	(1,293)	(98,268)
		(402,368)
Food Products – (0.64)%
Archer-Daniels-Midland Co.	(2,378)	(185,674)
Conagra Brands, Inc.	(715)	(27,141)
Flowers Foods, Inc.	(12,638)	(347,671)
General Mills, Inc.	(2,631)	(233,186)
Hormel Foods Corp.	(2,219)	(89,736)
Hostess Brands, Inc.	(1,773)	(45,672)
Post Holdings, Inc.	(575)	(52,032)
The Hain Celestial Group, Inc.	(12,076)	(216,523)
The J.M. Smucker Co.	(599)	(92,492)
The Kraft Heinz Co.	(4,249)	(166,858)
Tyson Foods, Inc., Class A	(967)	(60,428)
		(1,517,413)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Ground Transportation – (0.43)%
TFI International, Inc. (b)	(86)	$(9,271)
Canadian National Railway Co. (b)	(684)	(81,581)
Covenant Logistics Group, Inc.	(1,967)	(77,480)
CSX Corp.	(1,287)	(39,434)
Knight-Swift Transportation Holdings, Inc.	(4,050)	(228,096)
Landstar System, Inc.	(969)	(170,573)
Norfolk Southern Corp.	(429)	(87,100)
Old Dominion Freight Line, Inc.	(267)	(85,544)
Saia, Inc.	(219)	(65,212)
Schneider National, Inc., Class B	(2,002)	(52,392)
Uber Technologies, Inc.	(3,761)	(116,779)
		(1,013,462)
Health Care Equipment & Supplies – (0.19)%
Abbott Laboratories	(1,310)	(144,716)
Align Technology, Inc.	(157)	(51,072)
Becton, Dickinson and Co.	(227)	(59,998)
Enovis Corp.	(734)	(42,756)
Insulet Corp.	(312)	(99,228)
Zimmer Biomet Holdings, Inc.	(314)	(43,470)
		(441,240)
Health Care Providers & Services – (0.70)%
Acadia Healthcare Co., Inc.	(2,584)	(186,797)
Centene Corp.	(2,088)	(143,926)
Cigna Corp.	(1,186)	(300,402)
CVS Health Corp.	(4,136)	(303,210)
Elevance Health, Inc.	(152)	(71,235)
Laboratory Corp. of America Holdings	(554)	(125,597)
McKesson Corp.	(341)	(124,206)
Molina Healthcare, Inc.	(346)	(103,070)
Oak Street Health, Inc.	(414)	(16,134)
Option Care Health, Inc.	(1,378)	(44,303)
Quest Diagnostics, Inc.	(484)	(67,184)
R1 RCM, Inc.	(5,167)	(80,554)
UnitedHealth Group, Inc.	(170)	(83,655)
		(1,650,273)
Health Care Technology – (0.05)%
Certara, Inc.	(143)	(3,456)
Doximity, Inc., Class A	(1,401)	(51,487)
Schrodinger, Inc.	(1,135)	(33,505)
Veeva Systems, Inc., Class A	(170)	(30,444)
		(118,892)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Hotels, Restaurants & Leisure – (1.63)%
Airbnb, Inc., Class A	(119)	$(14,241)
Bloomin’ Brands, Inc.	(5,814)	(144,013)
Booking Holdings, Inc.	(6)	(16,118)
Brinker International, Inc.	(5,088)	(203,113)
Carnival Corp. (b)	(9,078)	(83,608)
Choice Hotels International, Inc.	(1,889)	(240,885)
Cracker Barrel Old Country Store, Inc.	(1,574)	(167,096)
Domino’s Pizza, Inc.	(565)	(179,371)
DraftKings, Inc., Class A	(1,021)	(22,370)
Evolution AB (b)	(327)	(43,690)
Expedia Group, Inc.	(8)	(752)
Hilton Grand Vacations, Inc.	(5,998)	(256,714)
Life Time Group Holdings, Inc.	(10,862)	(225,821)
Marriott International, Inc., Class A	(724)	(122,602)
Melco Resorts & Entertainment Ltd. – ADR (b)	(7,016)	(95,698)
MGM Resorts International	(4,970)	(223,252)
Norwegian Cruise Line Holdings Ltd. (b)	(15,229)	(203,307)
Penn Entertainment, Inc.	(1,516)	(45,162)
Playa Hotels & Resorts N.V. (b)	(7,368)	(68,596)
Red Robin Gourmet Burgers, Inc.	(3,143)	(41,079)
Red Rock Resorts, Inc., Class A	(1,404)	(68,515)
Ruth’s Hospitality Group, Inc.	(11,783)	(190,413)
Shake Shack, Inc., Class A	(2,160)	(118,390)
Six Flags Entertainment Corp.	(5,364)	(130,184)
Starbucks Corp.	(59)	(6,743)
The Cheesecake Factory, Inc.	(3,267)	(110,065)
The Wendy’s Co.	(9,244)	(204,292)
Trip.com Group Ltd. – ADR (b)	(3,474)	(123,362)
Vail Resorts, Inc.	(386)	(92,841)
Wyndham Hotels & Resorts, Inc.	(1,092)	(74,496)
Yum China Holdings, Inc.	(729)	(44,600)
Yum! Brands, Inc.	(2,080)	(292,406)
		(3,853,795)
Household Durables – (0.03)%
Mohawk Industries, Inc.	(119)	(12,602)
Whirlpool Corp.	(289)	(40,342)
		(52,944)
Household Products – (0.18)%
Kimberly-Clark Corp.	(2,893)	(419,167)
The Clorox Co.	(78)	(12,918)
		(432,085)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Industrial Conglomerates – (0.23)%
3M Co.	(2,062)	$(219,026)
General Electric Co.	(3,236)	(320,267)
		(539,293)
Insurance – (0.93)%
American International Group, Inc.	(6,161)	(326,779)
Aon plc, Class A (b)	(451)	(146,656)
Assicurazioni Generali SpA (b)	(3,934)	(81,938)
Brighthouse Financial, Inc.	(1,239)	(54,764)
Cincinnati Financial Corp.	(567)	(60,351)
Lincoln National Corp.	(2,556)	(55,542)
MetLife, Inc.	(2,860)	(175,404)
Palomar Holdings, Inc.	(863)	(43,374)
Principal Financial Group, Inc.	(1,058)	(79,022)
Prudential Financial, Inc.	(5,509)	(479,283)
Prudential Plc – ADR (b)	(1,001)	(30,681)
Ryan Specialty Holdings, Inc.	(1,870)	(76,408)
Selective Insurance Group, Inc.	(285)	(27,454)
Swiss Re AG (b)	(1,108)	(111,580)
The Hanover Insurance Group, Inc.	(393)	(46,987)
The Hartford Financial Services Group, Inc.	(858)	(60,909)
The Travelers Cos., Inc.	(1,235)	(223,708)
Zurich Insurance Group AG (b)	(271)	(131,422)
		(2,212,262)
Interactive Media & Services – (0.20)%
Cargurus, Inc.	(576)	(9,469)
Match Group, Inc.	(245)	(9,041)
Meta Platforms, Inc., Class A	(1,900)	(456,608)
		(475,118)
IT Services – (0.33)%
Accenture plc, Class A (b)	(640)	(179,386)
Cognizant Technology Solutions Corp., Class A	(8,571)	(511,774)
International Business Machines Corp.	(508)	(64,216)
MongoDB, Inc.	(65)	(15,597)
		(770,973)
Leisure Products – (0.03)%
Peloton Interactive, Inc., Class A	(572)	(5,079)
Topgolf Callaway Brands Corp.	(3,289)	(72,917)
		(77,996)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Life Sciences Tools & Services – (0.34)%
10X Genomics, Inc., Class A	(566)	$(29,675)
Adaptive Biotechnologies Corp.	(849)	(6,062)
Avantor, Inc.	(4,396)	(85,634)
Danaher Corp.	(1,081)	(256,100)
Evotec S.E. (b)	(299)	(5,492)
Lonza Group AG (b)	(161)	(100,406)
Medpace Holdings, Inc.	(507)	(101,471)
Repligen Corp.	(394)	(59,742)
Seer, Inc.	(1,175)	(3,925)
Syneos Health, Inc.	(1,524)	(59,832)
Waters Corp.	(339)	(101,822)
		(810,161)
Machinery – (0.89)%
Caterpillar, Inc.	(1,751)	(383,119)
Chart Industries, Inc.	(1,297)	(172,631)
CNH Industrial N.V. (b)	(2,059)	(29,032)
Dover Corp.	(811)	(118,536)
Flowserve Corp.	(2,399)	(80,103)
Fortive Corp.	(2,238)	(141,195)
IDEX Corp.	(147)	(30,329)
Illinois Tool Works, Inc.	(562)	(135,970)
Kennametal, Inc.	(2,224)	(57,735)
Lincoln Electric Holdings, Inc.	(403)	(67,623)
Otis Worldwide Corp.	(1,373)	(117,117)
PACCAR, Inc.	(6,032)	(450,530)
Snap-on, Inc.	(229)	(59,405)
Stanley Black & Decker, Inc.	(2,416)	(208,597)
The Greenbrier Cos., Inc.	(729)	(19,282)
The Toro Co.	(454)	(47,334)
		(2,118,538)
Marine Transportation – (0.29)%
Kirby Corp.	(3,751)	(269,472)
Kuehne + Nagel International AG (b)	(1,385)	(410,315)
		(679,787)
Media – (0.39)%
Charter Communications, Inc., Class A	(952)	(351,002)
Comcast Corp., Class A	(486)	(20,106)
DISH Network Corp., Class A	(2,151)	(16,154)
Fox Corp., Class A	(3,732)	(124,126)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Media – (0.39)% (Continued)
Gray Television, Inc.	(7,769)	$(59,899)
Paramount Global, Class B	(12,133)	(283,063)
Sinclair Broadcast Group, Inc., Class A	(2,245)	(44,653)
The Trade Desk, Inc., Class A	(141)	(9,072)
		(908,075)
Metals & Mining – (0.90)%
Alumina Ltd. (b)	(103,094)	(104,634)
ArcelorMittal S.A. (b)	(8,124)	(231,290)
BHP Group Ltd. – ADR (b)	(5,720)	(337,709)
Cleveland-Cliffs, Inc.	(1,430)	(21,993)
First Quantum Minerals Ltd. (b)	(4,576)	(111,187)
Fortescue Metals Group Ltd. (b)	(22,594)	(316,127)
Freeport-McMoRan, Inc.	(9,269)	(351,388)
Ivanhoe Mines Ltd., Class A (b)	(19,145)	(166,036)
Lithium Americas Corp. (b)	(1,425)	(28,472)
Nucor Corp.	(1,482)	(219,603)
Reliance Steel & Aluminum Co.	(253)	(62,693)
Southern Copper Corp.	(1,896)	(145,670)
Standard Lithium Ltd. (b)	(5,639)	(19,229)
Steel Dynamics, Inc.	(29)	(3,015)
		(2,119,046)
Oil, Gas & Consumable Fuels – (1.05)%
APA Corp.	(5,119)	(188,635)
Callon Petroleum Co.	(2,228)	(73,836)
Canadian Natural Resources Ltd. (b)	(3,152)	(192,177)
Cenovus Energy, Inc. (b)	(10,397)	(174,670)
CNX Resources Corp.	(14,327)	(222,498)
Comstock Resources, Inc.	(10,187)	(117,151)
Coterra Energy, Inc.	(9,828)	(251,597)
Delek U.S. Holdings, Inc.	(55)	(1,196)
Devon Energy Corp.	(3,308)	(176,746)
Equinor ASA – ADR (b)	(6,557)	(188,448)
Ovintiv, Inc.	(4,753)	(171,488)
Shell plc – ADR (b)	(3,237)	(200,629)
SM Energy Co.	(1,727)	(48,494)
Suncor Energy, Inc. (b)	(7,029)	(220,148)
TotalEnergies SE – ADR (b)	(2,872)	(183,607)
Vital Energy, Inc.	(1,758)	(81,800)
		(2,493,120)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Passenger Airlines – (0.05)%
American Airlines Group, Inc.	(8,866)	$(120,932)

Personal Care Products – (0.03)%
Medifast, Inc.	(143)	(13,106)
The Estee Lauder Cos., Inc., Class A	(201)	(49,591)
		(62,697)
Pharmaceuticals – (0.72)%
Arvinas, Inc.	(1,001)	(26,236)
Athira Pharma, Inc.	(134)	(374)
Elanco Animal Health, Inc.	(4,615)	(43,704)
H. Lundbeck A/S (b)	(12,406)	(65,685)
Johnson & Johnson	(2,636)	(431,513)
Merck KGaA (b)	(959)	(172,015)
Novartis AG – ADR (b)	(1,022)	(104,827)
Organon & Co.	(2,707)	(66,673)
Perrigo Co. plc (b)	(1,963)	(73,004)
Pfizer, Inc.	(141)	(5,483)
Pliant Therapeutics, Inc.	(286)	(8,079)
Roche Holding AG – ADR (b)	(1,409)	(55,261)
Roche Holding AG (b)	(392)	(122,751)
Royalty Pharma plc, Class A (b)	(8,923)	(313,643)
Sanofi – ADR (b)	(50)	(2,682)
Viatris, Inc.	(5,413)	(50,503)
Zoetis, Inc.	(912)	(160,311)
		(1,702,744)
Professional Services – (0.06)%
Equifax, Inc.	(309)	(64,389)
Exponent, Inc.	(941)	(86,619)
		(151,008)
Real Estate Investment Trusts (REITs) – (7.92)%
AGNC Investment Corp.	(47,713)	(472,836)
Alexandria Real Estate Equities, Inc.	(8,210)	(1,019,518)
American Tower Corp.	(3,237)	(661,610)
AvalonBay Communities, Inc.	(5,130)	(925,298)
Blackstone Mortgage Trust, Inc., Class A	(3,225)	(58,824)
Equinix, Inc.	(46)	(33,308)
Extra Space Storage, Inc.	(13,348)	(2,029,430)
Federal Realty Investment Trust	(5,773)	(570,892)
Four Corners Property Trust, Inc.	(28,835)	(735,581)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Real Estate Investment Trusts (REITs) – (7.92)% (Continued)
LTC Properties, Inc.	(9,274)	$(310,215)
Mid-America Apartment Communities, Inc.	(4,289)	(659,648)
National Health Investors, Inc.	(5,029)	(250,293)
NETSTREIT Corp.	(26,574)	(484,178)
Omega Healthcare Investors, Inc.	(18,833)	(503,971)
Outfront Media, Inc.	(1,152)	(19,192)
Park Hotels & Resorts, Inc.	(6,750)	(81,337)
Pebblebrook Hotel Trust	(16,275)	(231,593)
Phillips Edison & Co., Inc.	(15,905)	(501,644)
Physicians Realty Trust	(30,983)	(446,775)
Prologis, Inc.	(20,449)	(2,561,237)
Public Storage	(3,956)	(1,166,347)
Realty Income Corp.	(9,714)	(610,428)
Regency Centers Corp.	(2,698)	(165,738)
SITE Centers Corp.	(25,311)	(312,338)
Starwood Property Trust, Inc.	(1,167)	(20,878)
Tanger Factory Outlet Centers, Inc.	(9,505)	(186,393)
Terreno Realty Corp.	(22,524)	(1,387,253)
UDR, Inc.	(18,769)	(775,723)
Urban Edge Properties	(45,327)	(664,947)
Welltower, Inc.	(11,332)	(897,721)
		(18,745,146)
Real Estate Management & Development – 0.00%
Zillow Group, Inc., Class C	(144)	(6,270)

Semiconductors & Semiconductor Equipment – (0.51)%
Analog Devices, Inc.	(1,144)	(205,783)
Broadcom, Inc.	(20)	(12,530)
Lam Research Corp.	(285)	(149,363)
Microchip Technology, Inc.	(1,724)	(125,835)
NXP Semiconductors N.V. (b)	(2,431)	(398,052)
ON Semiconductor Corp.	(2,860)	(205,806)
STMicroelectronics N.V. (b)	(1,430)	(61,318)
Texas Instruments, Inc.	(239)	(39,961)
		(1,198,648)
Software – (0.27)%
AppLovin Corp., Class A	(2,062)	(35,054)
Five9, Inc.	(884)	(57,319)
Manhattan Associates, Inc.	(63)	(10,438)
Pegasystems, Inc.	(11)	(502)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
Software – (0.27)% (Continued)
Qualys, Inc.	(4,007)	$(452,551)
Zscaler, Inc.	(993)	(89,469)
		(645,333)
Specialty Retail – (0.89)%
AutoNation, Inc.	(912)	(120,110)
Best Buy Co., Inc.	(3,995)	(297,707)
Burlington Stores, Inc.	(460)	(88,693)
CarMax, Inc.	(1,144)	(80,114)
Carvana Co.	(6,006)	(41,682)
Dick’s Sporting Goods, Inc.	(101)	(14,646)
Floor & Decor Holdings, Inc., Class A	(605)	(60,101)
Foot Locker, Inc.	(4,265)	(179,087)
Murphy USA, Inc.	(428)	(117,798)
Signet Jewelers Ltd. (b)	(1,372)	(100,952)
The Home Depot, Inc.	(1,803)	(541,874)
Tractor Supply Co.	(1,835)	(437,464)
Urban Outfitters, Inc.	(858)	(23,217)
		(2,103,445)
Technology Hardware, Storage & Peripherals – (0.03)%
Apple, Inc.	(7)	(1,188)
Hewlett Packard Enterprise Co.	(4,594)	(65,786)
		(66,974)
Textiles, Apparel & Luxury Goods – (0.10)%
Canada Goose Holdings, Inc. (b)	(682)	(13,381)
Carter’s, Inc.	(1,163)	(81,143)
Deckers Outdoor Corp.	(273)	(130,860)
Ralph Lauren Corp.	(114)	(13,086)
		(238,470)
Trading Companies & Distributors – (0.20)%
AerCap Holdings N.V. (b)	(1,471)	(82,906)
Fastenal Co.	(1,937)	(104,288)
Ferguson plc (b)	(444)	(62,524)
GATX Corp.	(1,685)	(191,938)
United Rentals, Inc.	(117)	(42,250)
		(483,906)
Total Short Common Stocks
(Proceeds $(68,483,079))		(68,490,143)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
SHORT PREFERRED STOCKS – (0.04)%

Life Sciences Tools & Services – (0.04)%
Sartorius AG (b)	(223)	$(86,678)
Total Short Preferred Stocks
(Proceeds $(89,148))		(86,678)

SHORT EXCHANGE TRADED FUNDS – (12.28)%
ARK Genomic Revolution ETF	(140)	(4,054)
ARK Innovation ETF	(7,643)	(274,537)
Communication Services Select Sector SPDR Fund	(5,903)	(353,590)
Consumer Discretionary Select Sector SPDR Fund	(1,373)	(203,012)
Consumer Staples Select Sector SPDR Fund	(14,341)	(1,110,567)
Energy Select Sector SPDR Fund	(8,095)	(689,127)
Financial Select Sector SPDR Fund	(17,588)	(583,394)
First Trust NASDAQ Cybersecurity ETF	(12,915)	(513,371)
Global X Lithium & Battery Tech ETF	(4,404)	(265,253)
Health Care Select Sector SPDR Fund	(8,000)	(1,068,240)
Industrial Select Sector SPDR Fund	(9,410)	(941,000)
Invesco QQQ Trust Series 1	(10,014)	(3,230,116)
Invesco S&P 500 Equal Weight ETF	(5,162)	(749,213)
iShares Core DAX UCITS ETF (b)	(2,323)	(343,856)
iShares iBoxx High Yield Corporate Bond ETF	(2,905)	(218,921)
iShares MSCI France ETF	(4,428)	(175,216)
iShares MSCI Germany ETF	(1,990)	(58,526)
iShares Biotechnology ETF	(1,191)	(155,437)
iShares Expanded Tech-Software Sector ETF	(8,415)	(2,495,047)
iShares Russell 2000 ETF	(11,241)	(1,969,423)
iShares Russell 2000 Value ETF	(1,576)	(210,491)
iShares S&P Mid-Cap 400 Growth ETF	(1,276)	(90,775)
iShares U.S. Home Construction ETF	(6,893)	(522,420)
iShares U.S. Real Estate ETF	(1,386)	(118,752)
iShares U.S. Technology ETF	(15,871)	(1,476,638)
KraneShares CSI China Internet ETF	(1,890)	(52,844)
Materials Select Sector SPDR Fund	(1,561)	(125,739)
ProShares Ultra VIX Short-Term Futures ETF	(4,600)	(16,376)
ProShares VIX Short-Term Futures ETF	(1,173)	(8,891)
SPDR S&P 500 ETF Trust	(12,869)	(5,352,603)
SPDR S&P Biotech ETF	(1,200)	(96,240)
SPDR S&P Homebuilders ETF	(4,850)	(343,962)
SPDR S&P Metals & Mining ETF	(7,537)	(372,328)
SPDR S&P Oil & Gas Exploration & Production ETF	(3,860)	(490,645)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short (Unaudited) – Continued
April 30, 2023

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (12.28)% (Continued)
SPDR S&P Regional Banking ETF	(2,602)	$(111,001)
SPDR S&P Retail ETF	(12,886)	(791,587)
Technology Select Sector SPDR Fund	(737)	(111,162)
U.S. Global Jets ETF	(9,119)	(164,780)
United States Natural Gas Fund LP	(2,782)	(19,502)
United States Oil Fund LP	(8)	(540)
Utilities Select Sector SPDR Fund	(4,130)	(284,887)
VanEck Gold Miners ETF	(5,388)	(180,929)
VanEck Semiconductor ETF	(2,623)	(648,537)
Vanguard Real Estate ETF	(24,765)	(2,062,925)
Total Short Exchange Traded Funds
(Proceeds $(28,477,953))		(29,056,454)
Total Securities Sold Short – (41.26)%
(Proceeds $(97,050,180))		$(97,633,275)

(a)	Securities sold short are not owned by the Fund and cannot produce income.
(b)	Foreign security.

ADR – American Depository Receipt
plc – Public Limited Co.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited)
April 30, 2023

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
Activision Blizzard, Inc.
Expiration: June 2023, Exercise Price: $90.00	(10)	$(77,710)	$(270)
Expiration: June 2023, Exercise Price: $95.00	(14)	(108,794)	(133)
Alteryx, Inc.
Expiration: May 2023, Exercise Price: $85.00	(7)	(28,791)	(17)
Amazon.com, Inc.
Expiration: May 2023, Exercise Price: $120.00	(8)	(84,360)	(136)
Expiration: May 2023, Exercise Price: $125.00	(9)	(94,905)	(72)
AMC Entertainment Holdings, Inc.
Expiration: June 2023, Exercise Price: $10.00	(29)	(15,950)	(319)
Atlassian Corp.
Expiration: June 2023, Exercise Price: $200.00	(11)	(162,426)	(1,788)
Cboe Votality Index
Expiration: August 2023, Exercise Price: $39.00	(29)	(20,514)	(3,567)
CommScope Holding Co, Inc.
Expiration: May 2023, Exercise Price: $12.00	(21)	(10,353)	(787)
CyberArk Software Ltd.
Expiration: May 2023, Exercise Price: $145.00	(3)	(37,380)	(247)
Endeavor Group Holdings, Inc.
Expiration: May 2023, Exercise Price: $25.00	(17)	(43,826)	(2,465)
GoDaddy, Inc.
Expiration: May 2023, Exercise Price: $75.00	(17)	(98,384)	(5,015)
Immunovant, Inc.
Expiration: July 2023, Exercise Price: $25.00	(2)	(3,228)	(180)
Las Vegas Sands Corp.
Expiration: May 2023, Exercise Price: $65.00	(5)	(31,925)	(702)
Manchester United Plc
Expiration: May 2023, Exercise Price: $30.00	(7)	(14,035)	(402)
Expiration: June 2023, Exercise Price: $30.00	(7)	(14,035)	(718)
Microsoft Corp.
Expiration: May 2023, Exercise Price: $295.00	(3)	(92,178)	(3,952)
Okta, Inc.
Expiration: May 2023, Exercise Price: $95.00	(8)	(54,824)	(28)
Palo Alto Networks, Inc.
Expiration: May 2023, Exercise Price: $185.00	(4)	(54,738)	(2,230)
Peabody Energy Corp.
Expiration: May 2023, Exercise Price: $28.00	(21)	(50,442)	(136)
Pinterest, Inc.
Expiration: May 2023, Exercise Price: $33.00	(29)	(66,700)	(15)
Pioneer Natural Resources Co.
Expiration: June 2023, Exercise Price: $250.00	(18)	(391,590)	(2,295)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2023

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS (Continued)
RingCentral, Inc.
Expiration: May 2023, Exercise Price: $50.00	(13)	$(35,828)	$(98)
Schlumberger N.V. Ltd.
Expiration: May 2023, Exercise Price: $48.50	(7)	(34,545)	(1,568)
Silicon Laboratories, Inc.
Expiration: May 2023, Exercise Price: $175.00	(3)	(41,790)	(300)
Smartsheet, Inc.
Expiration: June 2023, Exercise Price: $60.00	(11)	(44,957)	(193)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2023, Exercise Price: $140.00	(29)	(368,619)	(1,174)
Expiration: June 2023, Exercise Price: $140.00	(9)	(114,399)	(1,652)
SPDR S&P Regional Banking ETF
Expiration: May 2023, Exercise Price: $55.00	(29)	(123,714)	(43)
Spectrum Brands Holdings, Inc.
Expiration: July 2023, Exercise Price: $80.00	(20)	(133,000)	(3,250)
T-Mobile US, Inc.
Expiration: May 2023, Exercise Price: $155.00	(7)	(100,730)	(53)
Transocean Ltd.
Expiration: May 2023, Exercise Price: $8.00	(201)	(118,590)	(503)
Twilio, Inc.
Expiration: June 2023, Exercise Price: $95.00	(14)	(73,654)	(140)
Valley National Bancorp
Expiration: May 2023, Exercise Price: $12.00	(75)	(70,350)	(3,750)
World Wrestling Entertainment, Inc.
Expiration: May 2023, Exercise Price: $90.00	(3)	(32,151)	(5,340)
Expiration: May 2023, Exercise Price: $110.00	(6)	(64,302)	(1,635)
Wynn Resorts Ltd.
Expiration: May 2023, Exercise Price: $121.00	(9)	(102,852)	(1,449)
Zoom Video Communications, Inc.
Expiration: May 2023, Exercise Price: $70.00	(29)	(178,147)	(856)
			(47,478)
WRITTEN PUT OPTIONS
Activision Blizzard, Inc.
Expiration: May 2023, Exercise Price: $70.00	(3)	(23,313)	(39)
Expiration: May 2023, Exercise Price: $80.00	(16)	(124,336)	(4,384)
Expiration: June 2023, Exercise Price: $75.00	(20)	(155,420)	(2,680)
Amazon.com, Inc.
Expiration: May 2023, Exercise Price: $100.00	(9)	(94,905)	(1,084)
AMC Entertainment Holdings, Inc.
Expiration: May 2023, Exercise Price: $10.00	(374)	(205,700)	(189,805)
Expiration: May 2023, Exercise Price: $13.00	(187)	(102,850)	(149,600)
Atlassian Corp.
Expiration: June 2023, Exercise Price: $100.00	(11)	(162,426)	(1,375)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2023

	Contracts (a)	Notional Amount	Value
WRITTEN PUT OPTIONS (Continued)
Bank of America Corp.
Expiration: May 2023, Exercise Price: $24.00	(29)	$(84,912)	$(101)
Expiration: May 2023, Exercise Price: $25.00	(29)	(84,912)	(160)
Catalent, Inc.
Expiration: May 2023, Exercise Price: $40.00	(3)	(15,036)	(195)
Immunovant, Inc.
Expiration: July 2023, Exercise Price: $15.00	(2)	(3,228)	(245)
M&T Bank Corp.
Expiration: May 2023, Exercise Price: $125.00	(4)	(50,320)	(1,600)
Matador Resources Co.
Expiration: September 2023, Exercise Price: $35.00	(29)	(142,187)	(3,263)
Meta Platforms, Inc.
Expiration: May 2023, Exercise Price: $235.00	(6)	(144,192)	(1,155)
Expiration: May 2023, Exercise Price: $237.50	(2)	(48,064)	(545)
Expiration: May 2023, Exercise Price: $237.50	(3)	(48,064)	(1,672)
MongoDB, Inc.
Expiration: May 2023, Exercise Price: $240.00	(3)	(71,988)	(2,115)
Netflix, Inc.
Expiration: May 2023, Exercise Price: $320.00	(2)	(65,986)	(1,115)
Peabody Energy Corp.
Expiration: May 2023, Exercise Price: $26.00	(14)	(33,628)	(3,220)
RingCentral, Inc.
Expiration: May 2023, Exercise Price: $25.00	(8)	(22,048)	(840)
Smartsheet, Inc.
Expiration: June 2023, Exercise Price: $30.00	(11)	(44,957)	(660)
Spectrum Brands Holdings, Inc.
Expiration: July 2023, Exercise Price: $55.00	(4)	(26,600)	(1,100)
Teck Resources Ltd.
Expiration: May 2023, Exercise Price: $43.00	(7)	(32,620)	(378)
The Charles Schwab Corp.
Expiration: May 2023, Exercise Price: $45.00	(12)	(62,688)	(288)
Transocean Ltd.
Expiration: May 2023, Exercise Price: $3.50	(201)	(118,590)	(302)
Walmart, Inc.
Expiration: June 2023, Exercise Price: $135.00	(3)	(45,291)	(203)
World Wrestling Entertainment, Inc.
Expiration: May 2023, Exercise Price: $100.00	(14)	(150,038)	(1,645)
Expiration: May 2023, Exercise Price: $105.00	(7)	(75,019)	(1,925)
			(371,694)
TOTAL WRITTEN OPTIONS
(Premiums received $534,543)			$(419,172)

(a)100 shares per contract.
(b) Foreign security.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2023

	Paid by	Received by
	the Fund	the Fund
					Number of			Unrealized
Counter-	Financing	Financing	Payment	Maturity	Shares/	Notional	Upfront	Appreciation
party	Rate/Security	Rate/Security	Frequency	Date	Units	Amount	Payment	(Depreciation)
LONG EQUITY SWAP CONTRACTS

Morgan	Airbus SE	3.59%	Monthly	4/28/25	1,571	$219,995	$—	$1,996
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Axa SA	3.59%	Monthly	4/28/25	5,637	183,993	—	2,092
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Beazley Ireland	4.78%	Monthly	4/28/25	9,224	69,203	—	1,388
Stanley	Holdings plc	(0.60% + Sterling
		Overnight
		Index Average)

Morgan	BNP Paribas	3.59%	Monthly	4/28/25	2,725	176,072	—	2,727
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Entain PLC	4.78%	Monthly	4/28/25	1,430	26,057	—	195
Stanley		(0.60% + Sterling
		Overnight
		Index Average)

Morgan	Flutter	4.78%	Monthly	4/28/25	572	114,628	—	(67)
Stanley	Entertainment	(0.60% + Sterling
	PLC	Overnight
		Index Average)

Morgan	Glencore plc	4.78%	Monthly	4/28/25	1,774	10,471	—	15
Stanley		(0.60% + Sterling
		Overnight
		Index Average)

Morgan	GSK plc	4.78%	Monthly	4/28/25	6,900	124,429	—	(5,270)
Stanley		(0.60% + Sterling
		Overnight
		Index Average)

Morgan	Haleon plc	4.78%	Monthly	4/28/25	5,461	24,010	—	(11)
Stanley		(0.60% + Sterling
		Overnight
		Index Average)

Morgan	iShares iBoxx	5.18%	Monthly	4/28/25	493,800	54,283,434	—	(14,814)
Stanley	$ Investment Grade	(0.35% + U.S. Federal
	Corporate Bond ETF	Funds Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2023

	Paid by	Received by
	the Fund	the Fund
					Number of			Unrealized
Counter-	Financing	Financing	Payment	Maturity	Shares/	Notional	Upfront	Appreciation
party	Rate/Security	Rate/Security	Frequency	Date	Units	Amount	Payment	(Depreciation)
Morgan	iShares iBoxx	4.83%	Monthly	4/28/25	512,400	$38,614,464	$—	$143,472
Stanley	High Yield	(0.00% + U.S. Federal
	Corporate Bond ETF	Funds Effective Rate)

Morgan	Lancashire	4.78%	Monthly	4/28/25	10,572	81,488	—	4,110
Stanley	Holdings Ltd.	(0.60% + Sterling
		Overnight
		Index Average)

Morgan	London Stock	4.78%	Monthly	4/28/25	1,194	125,362	—	3,937
Stanley	Exchange Group	(0.60% + Sterling
		Overnight
		Index Average)

Morgan	MSGWIND Basket	5.33%	Monthly	4/28/25	3,281	337,976	—	4,143
Stanley		(0.50% + U.S. Federal
		Funds Effective Rate)

Morgan	MSGWTRNS Basket	5.18%	Monthly	4/28/25	286	28,251	—	313
Stanley		(0.35% + U.S. Federal
		Funds Effective Rate)

Morgan	New Melrose	4.78%	Monthly	4/28/25	60,060	308,716	—	2,226
Stanley	Industries PLC	(0.60% + Sterling
		Overnight
		Index Average)

Morgan	Prudential PLC	4.78%	Monthly	4/28/25	6,760	103,435	—	7,434
Stanley		(0.60% + Sterling
		Overnight
		Index Average)

Morgan	Rolls-Royce	4.78%	Monthly	4/28/25	86,139	165,014	—	(508)
Stanley	Holdings PLC	(0.60% + Sterling
		Overnight
		Index Average)

Morgan	Safran SA	3.59%	Monthly	4/28/25	592	92,068	—	(602)
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Sanofi	3.59%	Monthly	4/28/25	837	90,202	—	(3,096)
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Sector-Neutral	0.80% Fixed Rate	Monthly	4/28/25	72,300	5,936,553	—	(24,770)
Stanley	Dividend Yield Basket

Morgan	U.S. Quality Basket	0.95% Fixed Rate	Monthly	4/28/25	1,967	147,958	—	(513)
Stanley

Morgan	U.S. Sector-Neutral	0.85% Fixed Rate	Monthly	4/28/25	665	52,941	—	113
Stanley	Quality Basket

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2023

	Paid by	Received by
	the Fund	the Fund
					Number of			Unrealized
Counter-	Financing	Financing	Payment	Maturity	Shares/	Notional	Upfront	Appreciation
party	Rate/Security	Rate/Security	Frequency	Date	Units	Amount	Payment	(Depreciation)
Morgan	Vivendi	3.59%	Monthly	4/28/25	5,189	$56,999	$—	$2,051
Stanley		(0.60% + Euro
		Overnight
		Index Average)

Morgan	Weiss – MSGWAERO	5.33%	Monthly	4/28/25	1,032	103,520	—	(617)
Stanley	Basket	(0.50% + U.S. Federal
		Funds Effective Rate)

Morgan	Weiss – MSGWARO2	5.33%	Monthly	4/28/25	1,046	119,286	—	1,609
Stanley	Basket	(0.50% + U.S. Federal
		Funds Effective Rate)

SHORT EQUITY SWAP CONTRACTS
Morgan	3.68%	Admiral Group plc	Monthly	4/28/25	(1,331)	(38,684)	—	(897)
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	2.49%	Adyen AIW	Monthly	4/28/25	(67)	(107,659)	—	(2,352)
Stanley	((0.50)% + Euro
	Overnight
	Index Average)

Morgan	3.68%	Antofagasta plc	Monthly	4/28/25	(10,134)	(186,395)	—	1,842
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	3.68%	Astrazeneca plc	Monthly	4/28/25	(98)	(14,422)	—	(24)
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	3.68%	Aviva plc	Monthly	4/28/25	(21,027)	(111,955)	—	(1,152)
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	2.49%	Banco Santander SA	Monthly	4/28/25	(65,005)	(228,369)	—	6,872
Stanley	((0.50)% + Euro
	Overnight
	Index Average)

Morgan	(0.85)% Fixed Rate	Cyclical vs.	Monthly	4/28/25	(2,190)	(245,127)	—	(4,362)
Stanley		Defensive Basket

Morgan	4.43%	George Weiss	Monthly	4/28/25	(12,372)	(1,296,338)	—	(17,028)
Stanley	((0.40)% + U.S. Federal	Software Basket
	Funds Effective Rate)

Morgan	4.58%	Growth Software	Monthly	4/28/25	(7,051)	(1,055,676)	—	(2,569)
Stanley	((0.25)% + U.S. Federal	Basket
	Funds Effective Rate)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2023

	Paid by	Received by
	the Fund	the Fund
					Number of			Unrealized
Counter-	Financing	Financing	Payment	Maturity	Shares/	Notional	Upfront	Appreciation
party	Rate/Security	Rate/Security	Frequency	Date	Units	Amount	Payment	(Depreciation)
Morgan	(0.85)% Fixed Rate	Growth vs.	Monthly	4/28/25	(932)	$(109,324)	$—	$502
Stanley		Value Basket

Morgan	3.68%	Haleon PLC	Monthly	4/28/25	(25,702)	(113,004)	—	50
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	3.68%	HSBC Holdings PLC	Monthly	4/28/25	(8,731)	(62,928)	—	(789)
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	3.68%	Intercontinental	Monthly	4/28/25	(3,024)	(207,921)	—	3,231
Stanley	((0.50)% + Sterling	Hotels Group
	Overnight
	Index Average)

Morgan	3.55%	iShares PLC –	Monthly	4/28/25	(17,296)	(168,340)	—	(1,027)
Stanley	((0.63)% + Sterling	iShares Core
	Overnight	FTSE 100 UCIT
	Index Average)

Morgan	2.36%	Lyxor CAC 40 (DR)	Monthly	4/28/25	(1,452)	(119,098)	—	116
Stanley	((0.63)% + Euro	UCITs ETF
	Overnight
	Index Average)

Morgan	4.33%	MS Crowd Basket	Monthly	4/28/25	(8,001)	(942,598)	—	(30,563)
Stanley	((0.50)% + U.S. Federal
	Funds Effective Rate)

Morgan	4.57%	MS Media Basket	Monthly	4/28/25	(3,813)	(226,607)	—	(4,443)
Stanley	((0.26)% + U.S. Federal
	Funds Effective Rate)

Morgan	4.53%	MS Technology	Monthly	4/28/25	(11,472)	(652,298)	—	(15,213)
Stanley	((0.30)% + U.S. Federal	Hardware Basket
	Funds Effective Rate)

Morgan	4.47%	MSW1RST	Monthly	4/28/25	(4,156)	(453,918)	—	(14,422)
Stanley	((0.36)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.38%	MSGWAUTO	Monthly	4/28/25	(1,850)	(199,005)	—	(1,542)
Stanley	((0.45)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.58%	MSGWREIT	Monthly	4/28/25	(1,157)	(108,723)	—	(2,095)
Stanley	((0.25)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.58%	MSGWTRN3	Monthly	4/28/25	(645)	(76,155)	—	583
Stanley	((0.25)% + U.S. Federal	Basket
	Funds Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts (Unaudited) – Continued
April 30, 2023

	Paid by	Received by
	the Fund	the Fund
					Number of			Unrealized
Counter-	Financing	Financing	Payment	Maturity	Shares/	Notional	Upfront	Appreciation
party	Rate/Security	Rate/Security	Frequency	Date	Units	Amount	Payment	(Depreciation)
Morgan	4.58%	MSGWTRN4	Monthly	4/28/25	(2,008)	$(238,129)	$—	$283
Stanley	((0.25)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.48%	MSGWXSD	Monthly	4/28/25	(9,900)	(1,780,317)	—	26,194
Stanley	((0.35)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.45%	MSXXCCC	Monthly	4/28/25	(2,923)	(288,909)	—	(10,544)
Stanley	((0.38)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	3.68%	Natwest	Monthly	4/28/25	(23,149)	(76,255)	—	984
Stanley	((0.50)% + Sterling	Group PLC
	Overnight Index Average)

Morgan	3.68%	Schroders plc	Monthly	4/28/25	(7,703)	(47,180)	—	(665)
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	3.68%	St. Jame’s Place plc	Monthly	4/28/25	(5,050)	(76,801)	—	663
Stanley	((0.50)% + Sterling
	Overnight
	Index Average)

Morgan	4.31%	Unprofitable	Monthly	4/28/25	(11,539)	(410,211)	—	(4,526)
Stanley	((0.52)% + U.S. Federal	Technology
	Funds Effective Rate)	Co. Basket

Morgan	4.13%	U.S. Growth	Monthly	4/28/25	(854)	(163,358)	—	(2,529)
Stanley	((0.70)% + U.S. Federal	Long Basket
	Funds Effective Rate)

Morgan	4.38%	Weiss Infotech	Monthly	4/28/25	(8,932)	(1,322,651)	—	(16,045)
Stanley	((0.45)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.31%	Weiss MSWAUT2	Monthly	4/28/25	(729)	(54,733)	—	(306)
Stanley	((0.52)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.48%	Weiss MSGWDEF	Monthly	4/28/25	(800)	(71,968)	—	1,355
Stanley	((0.35)% + U.S. Federal	Basket
	Funds Effective Rate)

Morgan	4.58%	Weiss	Monthly	4/28/25	(172)	(13,660)	—	(428)
Stanley	((0.25)% + U.S. Federal	MSGWOFRE
	Funds Effective Rate)	Basket

Morgan	4.46%	Weiss QQQE	Monthly	4/28/25	(10,038)	(886,857)	—	(16,456)
Stanley	((0.37)% + U.S. Federal	MSGWQQQE
	Funds Effective Rate)	Basket
								$20,251

plc – Public Limited Co.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2023

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)
LONG FUTURES CONTRACTS
6/21/23	CBT Long-Term U.S. Treasury Bond	18	$2,007,466	$114,263
6/21/23	CBT Ultra Long-Term U.S. Treasury Bond	147	13,735,865	939,089
6/21/23	CBT 10-Year U.S. Treasury Bond	201	20,539,221	741,872
6/16/23	E-Mini Russell 2000	195	17,304,300	(113,894)
6/16/23	E-Mini S&P 500	256	53,612,800	3,338,239
6/28/23	100 Ounce Gold Futures	78	15,592,980	6,075
				$5,025,644

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2023

ASSETS:
Investments, at value (Cost $164,488,542)	$162,393,662
Cash(1)	52,600,000
Foreign currency, at value (Cost $3,574,092)	3,591,463
Deposits at broker for securities sold short	95,549,451
Receivable for investments sold	32,076,598
Collateral for swap contracts	15,688,000
Deposits for futures	7,814,107
Receivable for future contracts	985,843
Dividends and interest receivable	239,414
Receivable for fund shares sold	140,502
Receivable for swap contracts, net	20,251
Prepaid expenses and other receivables	33,584
Total assets	371,132,875
LIABILITIES:
Securities sold short, at value (proceeds of $97,050,180)	97,633,275
Written option contracts, at value (premiums received $534,543)	419,172
Payable to broker	1,510,495
Payable to broker-foreign currency, at value (Proceeds $520,237)	542,282
Payable for investments purchased	33,409,566
Payable for fund shares redeemed	372,990
Payable to adviser	219,349
Dividends and interest payable for securities sold short	96,465
Payable for fund administration and fund accounting fees	92,063
Payable for custodian fees	87,113
Payable for swap interest and dividends, net	48,720
Payable for transfer agent fees and expenses	23,360
Payable for compliance fees	3,499
Distribution and shareholder servicing fees payable	133
Accrued expenses and other liabilities	51,798
Total liabilities	134,510,280
NET ASSETS	$236,622,595

NET ASSETS CONSISTS OF:
Paid-in capital	$280,256,992
Total accumulated losses	(43,634,397)
Total net assets	$236,622,595

	Class K	Investor
	Shares	Class Shares
Net assets	$235,213,491	$1,409,104
Shares issued and outstanding(2)	26,490,328	161,860
Net asset value, offering, and redemption price per share	$8.88	$8.71

(1)	Includes restricted cash of $52,500,000.
(2)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2023

INVESTMENT INCOME:
Interest income, including broker interest on short positions	$3,142,898
Dividend income on long positions (net of foreign withholding taxes of $13,684 respectively)	1,418,895
Total investment income	4,561,793

EXPENSES:
Investment advisory fees (See note 3)	1,779,489
Dividends on securities sold short	1,171,485
Borrowing expense on securities sold short	512,531
Fund administration and fund accounting fees (See Note 3)	173,441
Custodian fees (See Note 3)	118,620
Transfer agent fees (See Note 3)	52,187
Federal and state registration fees	38,660
Audit fees	27,026
Legal fees	13,147
Reports to shareholders	10,189
Compliance fees (See Note 3)	7,976
Trustees’ fees (See Note 3)	6,311
Distribution fees – Investor Class (See Note 3)	2,070
Shareholder servicing fees – Investor Class (See Note 5)	828
Other	10,493
Total expense before reimbursement	3,924,453
Less: Expense reimbursement by Adviser (see Note 3)	(458,050)
Net expenses	3,466,403
NET INVESTMENT INCOME	1,095,390

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(6,527,626)
Securities sold short	(1,799,222)
Written option contracts expired or closed	873,098
Swap contracts	(7,075,276)
Future contracts	(4,772,847)
Forward currency exchange contracts	(6,507)
Foreign currency translation	197,991
Net realized loss	(19,110,389)
Change in unrealized appreciation (depreciation) on:
Investments	8,048,803
Securities sold short	(34,785)
Written option contracts	(291,177)
Swap contracts	10,507,763
Future contracts	11,740,154
Forward currency exchange contracts	(2,579)
Foreign currency translation	18,765
Net change in unrealized appreciation	29,986,944
Net realized and change in unrealized gain on investments	10,876,555
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,971,945

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
OPERATIONS:
Net investment income (loss)	$1,095,390	$(1,334,348)
Net realized loss on investments, securities sold short,
written option contracts expired or closed, swap contracts,
futures contracts, forward currency contracts, and foreign currency transactions	(19,110,389)	(26,864,866)
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts,
futures contracts, forward currency contracts and foreign currency translation	29,986,944	(29,843,337)
Net increase (decrease) in net assets resulting from operations	11,971,945	(58,042,551)

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(29,340)	(15,007,578)
Investor Class	—	(709,286)
Total distributions to shareholders	(29,340)	(15,716,864)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions(1)	(29,046,579)	96,793,567

NET INCREASE (DECREASE) IN NET ASSETS	(17,103,974)	23,034,152

NET ASSETS:
Beginning of period	253,726,569	230,692,417
End of period	$236,622,595	$253,726,569

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Six Months ended
	April 30, 2023		For the Year ended
	(Unaudited)		October 31, 2022
	Shares	Amount	Shares	Amount
Class K:
Issued	7,318,525	$64,312,109	21,436,992	$207,598,738
Issued to holders in
reinvestment of dividends	3,310	28,602	1,434,757	14,835,381
Redeemed	(10,670,041)	(92,454,144)	(13,061,945)	(121,379,526)
Net increase (decrease) in Class K	(3,348,206)	$(28,113,433)	9,809,804	$101,054,593
Investor Class:
Issued	5,155	$44,894	434,793	$4,492,482
Issued to holders in
reinvestment of dividends	—	—	69,674	709,286
Redeemed	(115,047)	(978,040)	(1,044,210)	(9,462,794)
Net decrease in Investor Class	(109,892)	$(933,146)	(539,743)	$(4,261,026)
Net increase (decrease)
in shares outstanding	(3,458,098)	$(29,046,579)	9,270,061	$96,793,567

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023	October 31,	October 31,	October 31,	October 31,	October 31,
Class K	(Unaudited)	2022	2021	2020	2019	2018

PER SHARE DATA(1):
Net asset value, beginning of period	$8.43	$11.08	$10.67	$11.25	$10.44	$10.45

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.04	(0.05)	(0.08)	(0.02)	0.08	0.01
Net realized and unrealized
gain (loss) on investments	0.41	(1.92)	1.30	0.62	1.18	0.17
Total from investment operations	0.45	(1.97)	1.22	0.60	1.26	0.18

LESS DISTRIBUTIONS FROM:
Net investment income	0.00 (3)	—	(0.02)	(0.11)	(0.21)	—
Net realized gains	—	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)
Total distributions	0.00 (3)	(0.68)	(0.81)	(1.18)	(0.45)	(0.19)
Redemption fees	—	—	—	—	—	0.00 (3)
Net asset value, end of period	$8.88	$8.43	$11.08	$10.67	$11.25	$10.44

TOTAL RETURN(4)	5.36%	-18.99%	11.88%	5.79%	12.76%	1.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$235,213	$251,477	$221,827	$91,865	$89,627	$81,498
Ratio of gross expenses
to average net assets:
Before expense reimbursement(5)(6)	3.31%	3.01%	3.46%	4.07%	3.95%	4.25%
After expense reimbursement(5)(6)	2.92%	2.71%	2.79%	3.05%	3.16%	3.27%
Ratio of dividends, interest, and borrowing
expense on securities sold short
to average net assets(5)	1.42%	1.21%	1.29%	1.55%	1.66%	1.77%
Ratio of operating expenses to average
net assets excluding dividends, interest,
and borrowing expense on
securities sold short(5)(6)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets(5)(6)	0.93%	(0.49)%	(0.77)%	(0.24)%	0.78%	0.11%
Portfolio turnover rate(4)(7)	566%	734%	576%	738%	585%	700%

(1)	For a Class K share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the periods.
(3)	Amount per share is less than $0.005.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(7)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the periods ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2023	October 31,	October 31,	October 31,	October 31,	October 31,
Investor Class	(Unaudited)	2022	2021	2020	2019	2018

PER SHARE DATA(1):
Net asset value, beginning of period	$8.28	$10.92	$10.56	$11.16	$10.38	$10.44

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.03	(0.08)	(0.12)	(0.06)	0.05	(0.02)
Net realized and unrealized
gain (loss) on investments(3)	0.40	(1.88)	1.28	0.61	1.18	0.15
Total from investment operations	0.43	(1.96)	1.16	0.55	1.23	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	(0.08)	(0.21)	—
Net realized gains	—	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)
Total distributions	—	(0.68)	(0.80)	(1.15)	(0.45)	(0.19)
Redemption fees	—	—	—	0.00 (4)	0.00 (4)	0.00 (4)
Net asset value, end of period	$8.71	$8.28	$10.92	$10.56	$11.16	$10.38

TOTAL RETURN(5)	5.08%	-19.26%	11.43%	5.48%	12.36%	1.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,409	$2,249	$8,865	$5,905	$5,487	$4,128
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	3.66%	3.36%	3.80%	4.42%	4.30%	4.60%
After expense reimbursement(6)(7)	3.27%	3.06%	3.14%	3.40%	3.51%	3.62%
Ratio of dividends, interest, and borrowing
expense on securities sold short
to average net assets(6)	1.42%	1.21%	1.29%	1.55%	1.66%	1.77%
Ratio of operating expenses to average
net assets excluding dividends, interest,
and borrowing expense on
securities sold short(6)(7)	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss)
to average net assets(6)(7)	0.58%	(0.84)%	(1.11)%	(0.59)%	0.43%	(0.24)%
Portfolio turnover rate(5)(8)	566%	734%	576%	738%	585%	700%

(1)	For an Investor Class share outstanding for the entire period.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions). The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited)
April 30, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of April 30, 2023, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Common Stocks
Aerospace & Defense	$1,035,807	$—	$—	$1,035,807
Air Freight & Logistics	1,162,563	—	—	1,162,563
Automobile Components	262,866	—	—	262,866
Automobiles	36,641	—	—	36,641
Banks	5,207,585	440,366	—	5,647,951
Beverages	2,028,447	98,471	—	2,126,918
Biotechnology	3,906,336	35,600	—	3,941,936
Broadline Retail	620,187	—	—	620,187
Building Products	737,146	—	—	737,146
Capital Markets	3,831,892	146,562	—	3,978,454
Chemicals	718,486	—	—	718,486
Commercial Services & Supplies	752,311	—	—	752,311
Communications Equipment	3,397,807	—	—	3,397,807
Construction & Engineering	354,763	—	—	354,763
Construction Materials	118,556	—	—	118,556
Consumer Finance	858,256	—	—	858,256
Consumer Staples Distribution	3,084,564	—	—	3,084,564
Containers & Packaging	266,497	—	—	266,497
Distributors	93,451	—	—	93,451

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

	Level 1	Level 2	Level 3	Total
Assets – Continued
Investments at Fair Value – Continued
Diversified Consumer Services	$311,849	$—	$—	$311,849
Diversified Telecommunication Services	70,127	—	—	70,127
Electric Utilities	84,044	—	—	84,044
Electrical Equipment	856,217	—	—	856,217
Electronic Equipment,
Instruments & Components	794,543	—	—	794,543
Energy Equipment & Services	834,466	—	—	834,466
Entertainment	2,543,956	—	—	2,543,956
Financial Services	2,119,465	—	—	2,119,465
Food Products	2,096,651	—	—	2,096,651
Ground Transportation	3,202,580	—	—	3,202,580
Health Care Equipment & Supplies	2,169,412	—	—	2,169,412
Health Care Providers & Services	2,289,540	—	—	2,289,540
Health Care Technology	135,445	—	—	135,445
Hotels, Restaurants & Leisure	8,178,151	—	—	8,178,151
Household Durables	313,964	—	—	313,964
Household Products	1,057,130	—	—	1,057,130
Industrial Conglomerates	725,619	116,537	—	842,156
Insurance	2,335,056	—	—	2,335,056
Interactive Media & Services	2,140,312	—	—	2,140,312
IT Services	486,834	—	—	486,834
Leisure Products	25,848	—	202	26,050
Life Sciences Tools & Services	1,389,824	32,110	—	1,421,934
Machinery	717,242	—	—	717,242
Marine Transportation	—	39,766	—	39,766
Media	612,092	—	—	612,092
Metals & Mining	2,888,630	362,842	43,822	3,295,294
Oil, Gas & Consumable Fuels	4,120,575	—	—	4,120,575
Paper & Forest Products	78,770	—	—	78,770
Passenger Airlines	155,804	—	—	155,804
Personal Care Products	292,616	—	—	292,616
Pharmaceuticals	1,817,814	345,096	—	2,162,910
Real Estate Investment Trusts (REITs)	20,246,507	—	—	20,246,507
Real Estate Management & Development	516	—	—	516
Semiconductors & Semiconductor Equipment	4,963,622	—	—	4,963,622
Software	10,139,036	—	—	10,139,036
Specialty Retail	1,178,843	—	—	1,178,843
Technology Hardware, Storage & Peripherals	861,817	—	—	861,817
Textiles, Apparel & Luxury Goods	258,588	—	—	258,588
Tobacco	346,296	—	—	346,296

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

	Level 1	Level 2	Level 3		Total
Assets – Continued
Investments at Fair Value – Continued
Trading Companies & Distributors	$829,328	$—	$—		$829,328
Wireless Communication Services	—	—	3,118		3,118
Wireless Telecommunication Services	306,219	—	—		306,219
Total Common Stocks	112,449,509	1,617,350	47,142		114,114,001
Preferred Stocks	327,547	154,848	—		482,395
Exchange Traded Funds	5,414,398	—	—		5,414,398
Contingent Value Rights	—	—	—	(2)	—
Escrow Notes	—	—	13,621		13,621
Warrants	31	14,432	—	(2)	14,463
Purchased Options	4,581	180,565	—		185,146
Money Market Fund	42,169,638	—	—		42,169,638
Other Instruments
Futures Contracts(1)	—	5,025,644	—		5,025,644
Swap Contracts(1)	—	20,251	—		20,251
	$160,365,704	$7,013,090	$60,763		$167,439,557
Liabilities
Investments at Fair Value
Common Stocks
Aerospace & Defense	$(252,867)	$—	$—		$(252,867)
Air Freight & Logistics	(614,426)	—	—		(614,426)
Automobile Components	(96,277)	—	—		(96,277)
Automobiles	(655,510)	(111,300)	—		(766,810)
Banks	(4,012,489)	—	—		(4,012,489)
Beverages	(779,752)	—	—		(779,752)
Biotechnology	(1,593,490)	(4,498)	—		(1,597,988)
Broadline Retail	(91,130)	—	—		(91,130)
Building Products	(478,334)	—	—		(478,334)
Capital Markets	(4,784,108)	—	—		(4,784,108)
Chemicals	(791,031)	—	—		(791,031)
Communications Equipment	(817,962)	—	—		(817,962)
Construction & Engineering	(159,055)	—	—		(159,055)
Construction Materials	(93,706)	—	—		(93,706)
Consumer Finance	(692,458)	—	—		(692,458)
Consumer Staples Distribution	(1,758,695)	—	—		(1,758,695)
Containers & Packaging	(219,280)	—	—		(219,280)
Distributors	(24,910)	—	—		(24,910)
Diversified Consumer Services	(52,292)	—	—		(52,292)
Diversified Telecommunication Services	(15,073)	—	—		(15,073)
Electrical Equipment	(169,369)	—	—		(169,369)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Investments at Fair Value – Continued
Electronic Equipment,
Instruments & Components	$(813,858)	$—	$—	$(813,858)
Energy Equipment & Services	(779,278)	—	—	(779,278)
Entertainment	(416,581)	—	—	(416,581)
Financial Services	(402,368)	—	—	(402,368)
Food Products	(1,517,413)	—	—	(1,517,413)
Ground Transportation	(1,013,462)	—	—	(1,013,462)
Health Care Equipment & Supplies	(441,240)	—	—	(441,240)
Health Care Providers & Services	(1,650,273)	—	—	(1,650,273)
Health Care Technology	(118,892)	—	—	(118,892)
Hotels, Restaurants & Leisure	(3,810,105)	(43,690)	—	(3,853,795)
Household Durables	(52,944)	—	—	(52,944)
Household Products	(432,085)	—	—	(432,085)
Industrial Conglomerates	(539,293)	—	—	(539,293)
Insurance	(1,887,322)	(324,940)	—	(2,212,262)
Interactive Media & Services	(475,118)	—	—	(475,118)
IT Services	(770,973)	—	—	(770,973)
Leisure Products	(77,996)	—	—	(77,996)
Life Sciences Tools & Services	(704,267)	(105,898)	—	(810,161)
Machinery	(2,118,538)	—	—	(2,118,538)
Marine Transportation	(269,472)	(410,315)	—	(679,787)
Media	(908,075)	—	—	(908,075)
Metals & Mining	(1,698,285)	(420,761)	—	(2,119,046)
Oil, Gas & Consumable Fuels	(2,493,120)	—	—	(2,493,120)
Passenger Airlines	(120,932)	—	—	(120,932)
Personal Care Products	(62,697)	—	—	(62,697)
Pharmaceuticals	(1,342,293)	(360,451)	—	(1,702,744)
Professional Services	(151,008)	—	—	(151,008)
Real Estate Investment Trusts (REITs)	(18,745,146)	—	—	(18,745,146)
Real Estate Management & Development	(6,270)	—	—	(6,270)
Semiconductors & Semiconductor Equipment	(1,198,648)	—	—	(1,198,648)
Software	(645,333)	—	—	(645,333)
Specialty Retail	(2,103,445)	—	—	(2,103,445)
Technology Hardware, Storage & Peripherals	(66,974)	—	—	(66,974)
Textiles, Apparel & Luxury Goods	(238,470)	—	—	(238,470)
Trading Companies & Distributors	(483,906)	—	—	(483,906)
Total Common Stocks	(66,708,290)	(1,781,853)	—	(68,490,143)
Exchange Traded Funds	(28,712,598)	(343,856)	—	(29,056,454)
Preferred Stock	—	(86,678)	—	(86,678)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Other Instruments
Written Options	$(9,779)	$(409,393)	$—	$(419,172)
	$(95,430,667)	$(2,621,780)	$—	$(98,052,447)

(1)
Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap, Open Futures and Open Forward Currency contracts.

(2)	Amount less than $0.50.

For the period ended April 30, 2023, there were no transfers into or out of Level 3 securities.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

F.  Flex Options – The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystalize price gains or losses in individual securities. FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange risk). A forward foreign currency exchange contract is an agreement between two parties to buy or sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund principally uses futures for attractive liquidity offered in portfolio construction and management than available using equity and fixed income exchange traded funds. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At year end, the unrealized appreciation and depreciation on LME futures contracts is shown as a receivable for unsettled open futures contracts and payable for unsettled futures contracts, respectively, on the Statement of Assets and Liabilities. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2023, the Fund entered into both long and short equity swap contracts. Swap contracts are entered into to manage exposure to issuers, markets and securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2023, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	3,603	$42,722,623
Written Option Contracts	1,632	9,237,696
Long Total Return Swap Contracts	1,271,980	99,583,735
Short Total Return Swap Contracts	178,770	9,842,264
Long Futures Contracts	1,041	108,435,467
Short Futures Contracts	2	376,471
Long Forward Contracts	57,528	57,528
Short Forward Contracts	397,683	57,627

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2023.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$185,146	$—
Written Option Contracts
Equity	Written option contracts, at value	—	419,172
Swap Contracts
Equity	Receivable for swap contracts	20,251	—
Futures Contracts
Commodity	Receivable for futures contracts	—	780
Equity	Receivable for futures contracts	—	588,125
Interest rate	Receivable for futures contracts	—	396,938
Total Futures Contracts		—	985,843
		$205,397	$1,405,015

Statement of Operations

The effect of derivative instruments on the Statement of Operations as of April 30, 2023.

	Net Realized Gain (Loss) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$212,965	$873,098	$(7,075,276)	$(2,602,229)	$—	$(8,591,442)
Commodity Contracts	—	—	—	2,031,554	—	2,031,554
Interest Rate Contracts	—	—	—	(4,202,172)	—	(4,202,172)
Foreign Exchange Contracts	—	—	—	—	(6,507)	(6,507)
Total	$212,965	$873,098	$(7,075,276)	$(4,772,847)	$(6,507)	$(10,768,567)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(1,645,103)	$(291,177)	$10,507,763	$3,502,394	$—	$12,073,877
Commodity Contracts	—	—	—	966,361	—	966,361
Interest Rate Contracts	—	—	—	7,271,399	—	7,271,399
Foreign Exchange Contracts	—	—	—	—	(2,579)	(2,579)
Total	$(1,645,103)	$(291,177)	$10,507,763	$11,740,154	$(2,579)	$20,309,058

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of April 30, 2023, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
May 2023 to October 2023	$553,571
November 2023 to October 2024	1,165,912
November 2024 to October 2025	814,144
November 2025 to October 2026	458,050

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2019.

As of October 31, 2022, the components of distributable earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$132,866,706
Gross unrealized appreciation	$7,674,430
Gross unrealized depreciation	(30,407,552)
Net unrealized depreciation	(22,733,122)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated losses	(32,843,880)
Total accumulated losses	$(55,577,002)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

As of October 31, 2022, the Fund had short-term capital loss carryovers of $5,237,928 and long-term carryovers of $25,774,297 which will be permitted to be carried over for an unlimited period of time. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31, respectively. For the taxable year ended October 31, 2022, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2022 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$9,473,109	($9,473,109)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The tax character of distributions paid for the period ended April 30, 2023 and the year ended October 31, 2022, respectively, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2023	$29,340	$—	$29,340
2022	12,810,319	2,906,545	15,716,864

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. As of April 30, 2023, Class A shares were not available. For the period ended April 30, 2023, the Investor Class incurred expenses of $2,070 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2023, the Investor Class incurred expenses of $828 to the plan. As of April 30, 2023, Class A and Class I shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2023, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	712,297,380	746,580,342

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross		Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Net Amounts
	Amounts of	Offset in the	Presented in
	Recognized	Statement of	the Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Future Contracts	$985,843	$—	$985,843	$—	$—	$985,843
Swap Contracts	220,496	200,245	20,251	—	—	20,251
	$1,206,339	$200,245	$1,006,094	$—	$—	$1,006,094

Liabilities:
Description
Future Contracts	$—	$—	$—	$—	$—	$—
Swap Contracts	200,245	200,245	—	—	—	—
Written Option Contracts	419,172	—	419,172	—	419,172	—
	$619,417	$200,245	$419,172	$—	$419,172	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2023, National Financial Services and Charles Schwab, for the benefit of its customers, owned 39.38% and 27.72% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there are no subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited)
April 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/ Ryan Roell
Ryan Roell, President

Date    7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Ryan Roell
Ryan Roell, President

Date    7/6/2023

By (Signature and Title)      /s/ Cullen Small
Cullen Small, Treasurer

Date    7/6/2023